UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Emerging Markets Fund Semiannual Report July 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2016

Parametric Emerging Markets Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	41

Officers and Trustees	44

Important Notices	45

Parametric Emerging Markets Fund

July 31, 2016

Performance1,2

Portfolio Managers Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Investor Class at NAV	06/30/2006	06/30/2006	19.04%	–0.28%	–2.42%	3.55%
Class C at NAV	06/30/2006	06/30/2006	18.67	–1.05	–3.14	2.77
Class C with 1% Maximum Sales Charge	—	—	17.67	–2.03	–3.14	2.77
Institutional Class at NAV	06/30/2006	06/30/2006	19.17	–0.05	–2.16	3.79
Class R6 at NAV	07/01/2014	06/30/2006	19.17	0.02	–2.14	3.80
MSCI Emerging Markets Index	—	—	19.52%	–0.75%	–2.74%	3.90%

% Total Annual Operating Expense Ratios[3]			Investor Class	Class C	Institutional Class	Class R6
			1.37%	2.12%	1.12%	1.07%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Emerging Markets Fund

July 31, 2016

Fund Profile

Sector Allocation (% of net assets)4

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)4

China Mobile, Ltd.	0.7%

Naspers, Ltd., Class N	0.7

Cielo SA	0.7

Taiwan Semiconductor Manufacturing Co., Ltd.	0.6

Telefonica Brasil SA, PFC Shares	0.6

Sberbank of Russia PJSC	0.6

MTN Group, Ltd.	0.6

Petroleo Brasileiro SA, PFC Shares	0.5

Tencent Holdings, Ltd.	0.5

Samsung Electronics Co., Ltd.	0.5

Total	6.0%

See Endnotes and Additional Disclosures in this report.

3

Parametric Emerging Markets Fund

July 31, 2016

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Investor, Institutional and R6 shares are offered without a sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked. In the performance table, the performance of Class R6 is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric Emerging Markets Fund

July 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 – July 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/16)	Ending Account Value (7/31/16)	Expenses Paid During Period* (2/1/16 – 7/31/16)	Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,190.40	$7.46	1.37%
Class C	$1,000.00	$1,186.70	$11.53	2.12%
Institutional Class	$1,000.00	$1,191.70	$6.10	1.12%
Class R6	$1,000.00	$1,191.70	$5.83	1.07%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,018.10	$6.87	1.37%
Class C	$1,000.00	$1,014.30	$10.62	2.12%
Institutional Class	$1,000.00	$1,019.30	$5.62	1.12%
Class R6	$1,000.00	$1,019.50	$5.37	1.07%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2016.

5

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value

Argentina — 0.8%
Adecoagro SA(1)	218,000	$2,389,280
Arcos Dorados Holdings, Inc., Class A(1)	982,061	5,381,694
Banco Macro SA, Class B ADR	19,887	1,494,110
BBVA Banco Frances SA ADR	25,288	508,542
Cresud SA ADR(1)	40,240	685,689
Grupo Financiero Galicia SA, Class B ADR	55,800	1,656,144
IRSA Inversiones y Representaciones SA ADR(1)	11,610	214,553
MercadoLibre, Inc.	26,600	4,071,928
Pampa Energia SA ADR(1)	129,500	3,530,170
Petrobras Argentina SA ADR	439,508	2,729,345
Telecom Argentina SA ADR	225,602	4,266,134
YPF SA ADR	95,400	1,762,038

		$28,689,627

Bahrain — 0.8%
Ahli United Bank BSC	20,699,954	$13,164,678
Al Salam Bank-Bahrain BSC	17,929,031	4,332,051
GFH Financial Group BSC(1)	24,763,272	5,662,327
Ithmaar Bank BSC(1)	20,377,675	2,324,484

		$25,483,540

Bangladesh — 0.8%
ACI, Ltd.	54,690	$316,504
Aftab Automobiles, Ltd.	783,888	485,437
Al-Arafah Islami Bank, Ltd.	487,405	83,913
Bangladesh Export Import Co., Ltd.(1)	6,600,197	2,010,783
Bangladesh Submarine Cable Co., Ltd.(1)	257,800	356,316
Beximco Pharmaceuticals, Ltd.	457,495	506,855
BSRM Steels, Ltd.	1,504,500	1,847,220
City Bank, Ltd. (The)	2,460,541	722,800
CVO Petrochemical Refinery, Ltd.	88,500	302,072
Grameenphone, Ltd.	811,232	2,871,615
Heidelberger Cement Bangladesh, Ltd.	146,500	1,026,430
Islami Bank Bangladesh, Ltd.	1,583,302	626,013
Jamuna Oil Co., Ltd.	302,993	719,674
Khulna Power Co., Ltd.	959,467	765,642
Lankabangla Finance, Ltd.	1,191,549	440,821
Malek Spinning Mills, Ltd.	897,500	186,237
Meghna Petroleum, Ltd.	174,079	399,521
National Bank, Ltd.(1)	5,150,913	605,019
Olympic Industries, Ltd.	739,927	3,159,589
Orion Pharma, Ltd.(1)	258,206	121,899
Padma Oil Co., Ltd.	195,600	465,372

Security	Shares	Value

Bangladesh (continued)
People’s Leasing and Financial Services, Ltd.(1)	1,467,409	$157,305
Pubali Bank, Ltd.	1,878,791	456,583
Renata, Ltd.	54,198	781,212
Singer Bangladesh, Ltd.	142,500	305,058
Social Islami Bank, Ltd.	3,092,176	572,923
Southeast Bank, Ltd.	1,630,632	334,731
Square Pharmaceuticals, Ltd.	492,184	1,676,245
Summit Power, Ltd.	1,655,358	683,106
Titas Gas Transmission & Distribution Co., Ltd.	2,051,457	1,282,518
Unique Hotel & Resorts, Ltd.(1)	1,020,672	569,169
United Airways Bangladesh, Ltd.(1)	6,170,401	456,395
United Commercial Bank, Ltd.	2,280,000	493,775

		$25,788,752

Botswana — 0.3%
Barclays Bank of Botswana, Ltd.	1,137,465	$500,130
Botswana Insurance Holdings, Ltd.	575,111	918,914
First National Bank of Botswana, Ltd.	6,069,100	1,839,797
Letshego Holdings, Ltd.	14,102,614	2,965,610
Sechaba Breweries Holdings, Ltd.	905,550	2,466,096
Standard Chartered Bank Botswana, Ltd.	531,120	399,821

		$9,090,368

Brazil — 7.1%
AES Tiete Energia SA	171,300	$908,697
AMBEV SA	1,970,350	11,424,432
AMBEV SA ADR	141,760	819,373
B2W Cia Digital(1)	200,970	805,764
Banco Bradesco SA ADR, PFC Shares	78,703	684,716
Banco Bradesco SA, PFC Shares	714,644	6,250,711
Banco do Brasil SA	277,098	1,798,949
Banco do Estado do Rio Grande do Sul, PFC Shares	164,900	548,243
BB Seguridade Participacoes SA	168,700	1,568,165
BM&F Bovespa SA	347,751	2,047,424
BR Malls Participacoes SA(1)	127,140	551,316
BR Properties SA	59,329	165,047
Bradespar SA, PFC Shares	121,000	403,035
Braskem SA, PFC Shares	89,760	513,246
BRF SA	288,140	4,825,439
CCR SA	1,194,700	6,901,286
Centrais Eletricas Brasileiras SA, PFC Shares	452,100	3,106,584
CETIP SA - Mercados Organizados	62,600	835,400
Cia Brasileira de Distribuicao, PFC Shares	63,069	954,477
Cia de Saneamento Basico do Estado de Sao Paulo	359,260	3,412,660
Cia de Saneamento de Minas Gerais-COPASA	72,900	741,950

6	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	38,690	$823,344
Cia Energetica de Minas Gerais SA, PFC Shares	801,155	2,246,021
Cia Energetica de Sao Paulo, Class B, PFC Shares	247,500	1,062,546
Cia Hering	299,100	1,706,560
Cia Paranaense de Energia, PFC Shares	114,300	1,133,341
Cia Siderurgica Nacional SA(1)	510,600	1,743,259
Cielo SA	1,997,572	22,640,874
Contax Participacoes SA(1)	1,215	3,672
Cosan SA Industria e Comercio	142,300	1,494,361
CPFL Energia SA	746,572	5,258,976
Cyrela Brazil Realty SA Empreendimentos e Participacoes	320,100	1,106,687
Duratex SA	235,758	720,566
EcoRodovias Infraestrutura e Logistica SA(1)	357,100	904,204
EDP-Energias do Brasil SA	245,500	1,088,789
Eletropaulo Metropolitana SA, Class B, PFC Shares	210,580	816,368
Embraer SA	307,700	1,407,350
Embraer SA ADR	152,348	2,783,398
Engie Brasil Energia SA	212,800	2,770,259
Equatorial Energia SA	188,000	3,219,726
Estacio Participacoes SA	384,300	2,091,936
Even Construtora e Incorporadora SA	341,400	486,451
Ez Tec Empreendimentos e Participacoes SA	206,798	1,135,271
Fibria Celulose SA	146,957	896,953
Fleury SA	152,100	1,464,521
Gafisa SA	745,400	508,060
Gerdau SA, PFC Shares	639,000	1,527,341
Gol Linhas Aereas Inteligentes SA, PFC Shares	204,000	322,761
Hypermarcas SA	267,800	2,267,182
Iochpe Maxion SA	115,700	617,324
Itau Unibanco Holding SA ADR, PFC Shares	81,104	847,537
Itau Unibanco Holding SA, PFC Shares	565,173	5,889,833
Itausa-Investimentos Itau SA, PFC Shares	1,014,187	2,614,916
JBS SA	406,725	1,367,290
Klabin SA	170,600	893,935
Klabin SA, PFC Shares	1,300,000	1,046,447
Kroton Educacional SA	1,286,036	5,727,350
Light SA	132,200	593,236
Localiza Rent a Car SA	224,780	2,793,805
Lojas Americanas SA, PFC Shares	785,433	4,638,861
Lojas Renner SA	619,700	5,210,036
Marcopolo SA, PFC Shares(1)	1,222,300	1,161,079
Marfrig Global Foods SA(1)	287,155	503,035
Metalurgica Gerdau SA, PFC Shares	260,300	218,362
MRV Engenharia e Participacoes SA	343,500	1,435,488

Security	Shares	Value

Brazil (continued)
Multiplus SA	60,200	$794,089
Natura Cosmeticos SA	120,900	1,241,664
Odontoprev SA	968,900	3,884,684
Oi SA, PFC Shares(1)	2,356,785	1,802,624
PDG Realty SA Empreendimentos e Participacoes(1)	292,042	318,847
Petroleo Brasileiro SA, PFC Shares(1)	5,084,700	18,614,418
Prumo Logistica SA(1)	159,600	356,865
Qualicorp SA	618,200	4,099,217
Randon SA Implementos e Participacoes, PFC Shares	303,500	440,872
Rumo Logistica Operadora Multimodal SA(1)	314,419	593,463
Smiles SA	86,900	1,392,587
Suzano Papel e Celulose SA, PFC Shares	437,425	1,338,285
Telefonica Brasil SA, PFC Shares	1,355,726	20,584,256
Tim Participacoes SA	2,470,427	6,331,498
Totvs SA	306,690	3,111,924
Transmissora Alianca de Energia Electrica SA	201,900	1,612,759
Ultrapar Participacoes SA	296,684	6,774,760
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	478,350	553,236
Vale SA, PFC Shares	2,896,240	13,407,526
Valid Solucoes SA	91,700	830,345
Via Varejo SA	259,400	536,017
Weg SA	980,640	4,618,299

		$241,694,460

Bulgaria — 0.0%(2)
CB First Investment Bank AD(1)	235,000	$317,915
Chimimport AD(1)	329,922	229,313
Corporate Commercial Bank AD(1)(3)	10,400	0
MonBat AD	60,235	243,791
Petrol AD(1)	102,500	22,496
Sopharma AD	354,600	557,355

		$1,370,870

Chile — 3.2%
AES Gener SA	1,904,140	$916,512
Aguas Andinas SA, Series A	2,726,600	1,645,373
Antarchile SA, Series A	215,131	2,053,874
Banco de Chile	27,829,205	3,090,056
Banco de Chile ADR	7,791	517,790
Banco de Credito e Inversiones	74,976	3,383,168
Banco Santander Chile	52,337,922	2,685,451
Banmedica SA	706,730	1,387,227
Besalco SA	1,307,600	529,312
Cap SA	196,612	857,446

7	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)
Cencosud SA	2,375,307	$6,766,532
Cia Cervecerias Unidas SA	306,026	3,492,431
Cia Sud Americana de Vapores SA(1)	14,510,741	264,436
Colbun SA	5,619,135	1,380,986
Embotelladora Andina SA, Class B, PFC Shares	535,258	2,117,648
Empresa Nacional de Electricidad SA	2,564,627	2,342,698
Empresa Nacional de Telecomunicaciones SA(1)	549,009	5,409,078
Empresas AquaChile SA(1)	336,541	140,857
Empresas CMPC SA	2,641,020	5,541,442
Empresas COPEC SA	1,305,068	11,841,601
Endesa Americas SA	2,564,627	1,204,374
Enersis Americas SA	14,024,447	2,463,410
Enersis Americas SA ADR	42,700	370,636
Enersis Chile SA	14,024,447	1,628,563
Enersis Chile SA ADR	42,700	245,098
Engie Energia Chile SA	548,992	1,020,665
Forus SA	132,100	474,099
Grupo Security SA	2,644,909	885,326
Inversiones Aguas Metropolitanas SA	386,815	662,900
Inversiones La Construccion SA	34,520	395,479
Itau CorpBanca	162,332,751	1,413,422
Latam Airlines Group SA(1)	684,297	5,967,542
Molibdenos y Metales SA	47,469	302,260
Parque Arauco SA	911,699	2,019,344
Quinenco SA	389,755	765,043
Ripley Corp. SA	1,779,400	1,122,844
S.A.C.I. Falabella	1,812,255	13,343,113
Salfacorp SA	1,726,600	1,318,720
Sigdo Koppers SA	1,121,831	1,504,571
Sociedad de Inversiones Pampa Calichera SA, Class A	43,000	33,170
Sociedad Matriz SAAM SA	6,242,812	495,878
Sociedad Quimica y Minera de Chile SA ADR	58,400	1,447,152
Sociedad Quimica y Minera de Chile SA, Series B	212,340	5,288,958
Socovesa SA	850,705	206,020
Sonda SA	3,108,976	5,698,879
Vina Concha y Toro SA	1,133,915	1,931,977

		$108,573,361

China — 8.8%
3SBio, Inc.(1)(4)	1,558,500	$1,566,069
Agile Group Holdings, Ltd.	1,096,000	629,069
Agricultural Bank of China, Ltd., Class H	2,350,000	865,637
Air China, Ltd., Class H	1,960,000	1,496,485
Aluminum Corp. of China, Ltd., Class H(1)	4,984,000	1,612,094
Angang Steel Co., Ltd., Class H(1)	1,994,000	977,646

Security	Shares	Value

China (continued)
Anhui Conch Cement Co., Ltd., Class H	1,941,000	$5,106,929
ANTA Sports Products, Ltd.	658,000	1,470,576
Baidu, Inc. ADR(1)	39,700	6,336,120
Bank of China, Ltd., Class H	6,646,000	2,743,808
Bank of Communications, Ltd., Class H	2,468,900	1,671,167
Beijing Capital International Airport Co., Ltd., Class H	1,568,000	1,812,267
Beijing Enterprises Holdings, Ltd.	309,500	1,749,724
Beijing Enterprises Water Group, Ltd.	3,236,000	1,969,535
Belle International Holdings, Ltd.	2,320,000	1,537,919
Brilliance China Automotive Holdings, Ltd.	1,086,000	1,209,112
BYD Co., Ltd., Class H(1)	401,200	2,555,089
CGN Power Co., Ltd., Class H(4)	6,666,000	1,974,518
China Agri-Industries Holdings, Ltd.(1)	2,074,000	723,667
China Biologic Products, Inc.(1)	32,700	3,903,726
China Bluechemical, Ltd., Class H	1,270,000	254,515
China Cinda Asset Management Co., Ltd., Class H	1,495,000	487,218
China CITIC Bank Corp., Ltd., Class H	840,000	532,447
China Coal Energy Co., Ltd., Class H(1)	3,400,000	1,799,323
China Communications Construction Co., Ltd., Class H	1,612,000	1,766,450
China Communications Services Corp., Ltd., Class H	2,540,000	1,381,429
China Construction Bank Corp., Class H	7,369,630	4,956,373
China COSCO Holdings Co., Ltd., Class H(1)	2,694,975	943,443
China Dongxiang Group Co., Ltd.	4,257,000	840,331
China Everbright International, Ltd.	880,000	953,025
China Everbright, Ltd.	408,000	781,527
China Gas Holdings, Ltd.	1,294,000	2,048,429
China High Speed Transmission Equipment Group Co., Ltd.	2,184,000	1,709,042
China Hongqiao Group, Ltd.	410,000	274,280
China Huishan Dairy Holdings Co., Ltd.	1,800,000	708,010
China International Marine Containers Co., Ltd., Class B	482,672	557,734
China Life Insurance Co., Ltd., Class H	584,000	1,324,679
China Longyuan Power Group Corp., Ltd., Class H	3,335,000	2,684,697
China Mengniu Dairy Co., Ltd.	2,187,000	3,663,823
China Merchants Bank Co., Ltd., Class H	497,524	1,066,868
China Merchants Holdings (International) Co., Ltd.	702,035	2,064,817
China Minsheng Banking Corp., Ltd., Class H	662,740	692,907
China Mobile, Ltd.	2,049,500	25,380,027
China Molybdenum Co., Ltd., Class H	4,203,000	957,243
China National Building Material Co., Ltd., Class H	4,406,000	2,032,107
China Oilfield Services, Ltd., Class H	1,420,000	1,123,647
China Overseas Land & Investment, Ltd.	390,160	1,286,969
China Pacific Insurance (Group) Co., Ltd., Class H	196,400	697,949
China Petroleum & Chemical Corp., Class H	14,838,300	10,641,615

8	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
China Power International Development, Ltd.	1,381,000	$563,882
China Railway Construction Corp., Ltd., Class H	1,393,500	1,680,006
China Railway Group, Ltd., Class H(1)	2,179,000	1,648,423
China Resources Beer Holdings Co., Ltd.	964,000	1,869,257
China Resources Gas Group, Ltd.	830,000	2,439,020
China Resources Land, Ltd.	250,000	623,582
China Resources Power Holdings Co., Ltd.	2,205,600	3,524,931
China Shenhua Energy Co., Ltd., Class H	2,164,500	4,155,803
China Shineway Pharmaceutical Group, Ltd.	381,000	402,884
China Shipping Container Lines Co., Ltd., Class H(1)	4,252,000	892,580
China Shipping Development Co., Ltd., Class H	1,702,000	965,421
China Southern Airlines Co., Ltd., Class H	2,200,000	1,450,686
China Taiping Insurance Holdings Co., Ltd.(1)	453,800	892,865
China Telecom Corp., Ltd., Class H	10,918,000	5,395,936
China Travel International Investment Hong Kong, Ltd.	4,692,000	1,334,061
China Unicom (Hong Kong), Ltd.	4,340,372	4,623,838
China Vanke Co., Ltd., Class H	789,920	1,791,102
China Yurun Food Group, Ltd.(1)	1,776,000	259,357
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	1,827,459
CITIC, Ltd.	1,152,000	1,748,113
CNOOC, Ltd.	8,296,000	9,998,609
Cosco Pacific, Ltd.	1,516,000	1,565,693
Country Garden Holdings Co., Ltd.	3,785,631	1,544,512
CSPC Pharmaceutical Group, Ltd.	3,280,000	2,840,106
Ctrip.com International, Ltd. ADR(1)	230,200	10,052,834
Datang International Power Generation Co., Ltd., Class H	4,476,000	1,162,967
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	2,434,435
Golden Eagle Retail Group, Ltd.	739,000	829,967
Great Wall Motor Co., Ltd., Class H	1,771,500	1,846,986
Guangdong Investment, Ltd.	2,662,000	4,090,806
Guangzhou Automobile Group Co., Ltd., Class H	1,892,013	2,433,837
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H(1)	320,000	794,357
Guangzhou R&F Properties Co., Ltd., Class H	516,800	784,279
Haier Electronics Group Co., Ltd.	161,000	270,456
Hengan International Group Co., Ltd.	665,000	5,597,577
Hengdeli Holdings, Ltd.(1)	2,681,800	277,217
Huadian Power International Corp., Ltd., Class H	1,100,000	521,578
Huaneng Power International, Inc., Class H	5,426,000	3,342,688
Huaneng Renewables Corp., Ltd., Class H	1,716,000	550,881
iKang Healthcare Group, Inc. ADR(1)	36,000	664,560
Industrial & Commercial Bank of China, Ltd., Class H	5,073,000	2,894,099
Inner Mongolia Yitai Coal Co., Ltd., Class B	669,000	490,637
Jiangsu Expressway Co., Ltd., Class H	1,152,000	1,629,810
Jiangxi Copper Co., Ltd., Class H	1,803,000	2,072,236

Security	Shares	Value

China (continued)
Kingboard Chemical Holdings, Ltd.	648,600	$1,401,399
Kunlun Energy Co., Ltd.	2,206,000	1,677,666
Lee & Man Paper Manufacturing, Ltd.	1,220,000	943,412
Lenovo Group, Ltd.	3,494,000	2,264,287
Li Ning Co., Ltd.(1)	774,208	405,404
Luye Pharma Group, Ltd.(1)	496,500	322,526
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	513,355
NetEase, Inc. ADR	14,000	2,859,780
New Oriental Education & Technology Group, Inc. ADR	80,200	3,533,612
Nine Dragons Paper Holdings, Ltd.	2,051,000	1,635,124
PetroChina Co., Ltd., Class H	10,400,000	7,129,048
Phoenix Healthcare Group Co., Ltd.	355,000	526,752
PICC Property & Casualty Co., Ltd., Class H	352,000	548,474
Ping An Insurance (Group) Co. of China, Ltd., Class H	435,000	2,041,490
Poly Property Group Co., Ltd.(1)	1,918,000	518,196
Qinqin Foodstuffs Group Cayman Co., Ltd.(1)	133,000	49,028
Semiconductor Manufacturing International Corp.(1)	23,397,000	1,896,802
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,148,000	1,201,021
Shanghai Electric Group Co., Ltd., Class H(1)	2,414,000	1,005,939
Shanghai Industrial Holdings, Ltd.	304,000	712,986
Shimao Property Holdings, Ltd.	480,000	628,533
Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	716,143
SINA Corp.(1)	22,900	1,233,852
Sino Biopharmaceutical, Ltd.	7,057,000	4,727,819
Sino-Ocean Group Holding, Ltd.	1,219,000	516,535
Sinopec Shanghai Petrochemical Co., Ltd., Class H	5,245,000	2,567,056
Sinopharm Group Co., Ltd., Class H	1,408,400	6,841,942
Sohu.com, Inc.(1)	10,300	398,404
Sun Art Retail Group, Ltd.	1,476,000	1,026,517
Tencent Holdings, Ltd.	707,400	17,085,921
Tingyi (Cayman Islands) Holding Corp.	2,176,000	1,887,738
Tsingtao Brewery Co., Ltd., Class H	324,000	1,144,600
Want Want China Holdings, Ltd.	5,426,000	3,331,922
Weichai Power Co., Ltd., Class H	912,800	1,097,677
West China Cement, Ltd.(1)	4,450,000	419,637
WH Group, Ltd.(4)	2,822,500	2,228,939
Yangzijiang Shipbuilding Holdings, Ltd.	1,809,000	1,180,320
Yanzhou Coal Mining Co., Ltd., Class H	2,200,000	1,358,226
Zhaojin Mining Industry Co., Ltd., Class H	1,440,000	1,665,398
Zhejiang Expressway Co., Ltd., Class H	1,404,000	1,454,049
Zhuzhou CRRC Times Electric Co., Ltd.	318,000	1,759,423
Zijin Mining Group Co., Ltd., Class H	8,448,000	3,088,491
ZTE Corp., Class H	876,903	1,182,614

		$301,030,471

9	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Colombia — 1.4%
Almacenes Exito SA	465,190	$2,121,388
Avianca Holdings SA, PFC Shares	551,298	413,922
Banco Davivienda SA, PFC Shares	186,400	1,639,349
Banco de Bogota SA	98,407	1,868,771
Bancolombia SA	114,355	905,155
Bancolombia SA ADR, PFC Shares	149,600	5,110,336
Bolsa de Valores de Colombia	72,389,909	424,436
Celsia SA ESP	809,070	992,231
Cementos Argos SA	697,019	2,610,983
Cementos Argos SA, PFC Shares	307,566	1,057,947
Cemex Latam Holdings SA(1)	372,500	1,504,560
Corporacion Financiera Colombiana SA	115,009	1,437,800
Ecopetrol SA(1)	13,209,169	5,593,459
Empresa de Energia de Bogota SA	5,363,581	3,162,242
Empresa de Telecommunicaciones de Bogota SA	2,532,380	494,928
Grupo Argos SA	453,128	2,730,576
Grupo Argos SA, PFC Shares	108,995	628,408
Grupo Aval Acciones y Valores SA	3,145,485	1,193,645
Grupo Aval Acciones y Valores SA, PFC Shares	6,098,800	2,324,298
Grupo de Inversiones Suramericana SA	325,070	4,057,551
Grupo de Inversiones Suramericana SA, PFC Shares	48,367	591,117
Grupo Nutresa SA	582,655	4,786,501
Grupo Odinsa SA(1)	74,829	210,716
Interconexion Electrica SA	901,290	2,668,640

		$48,528,959

Croatia — 0.7%
AD Plastik DD	35,190	$585,418
Adris Grupa DD, PFC Shares	65,185	4,013,632
Atlantic Grupa DD	1,465	178,124
Atlantska Plovidba DD(1)	22,867	621,004
Dalekovod DD(1)	85,850	172,663
Ericsson Nikola Tesla DD	7,395	1,110,961
Hrvatski Telekom DD	319,450	6,867,479
INA Industrija Nafte DD(1)	900	403,665
Koncar-Elektroindustrija DD	17,735	1,760,113
Kras DD	4,381	333,627
Ledo DD	1,293	1,959,708
Petrokemija DD(1)	17,383	44,243
Podravka Prehrambena Industrija DD(1)	24,326	1,304,684
Privredna Banka Zagreb DD	3,177	290,818
Valamar Riviera DD	1,138,890	4,528,337
Zagrebacka Banka DD(1)	194,885	1,226,032

		$25,400,508

Security	Shares	Value

Czech Republic — 1.1%
CEZ AS	740,160	$14,008,550
Fortuna Entertainment Group NV(1)	70,867	263,594
Komercni Banka AS	335,095	13,201,862
Pegas Nonwovens SA	96,614	3,216,545
Philip Morris CR AS	6,677	3,641,268
Unipetrol AS	209,352	1,514,983

		$35,846,802

Egypt — 1.4%
Alexandria Mineral Oils Co.	154,593	$598,591
Arab Cotton Ginning(1)	1,993,380	643,788
Citadel Capital SAE(1)	2,280,400	259,683
Commercial International Bank Egypt SAE	2,349,243	12,846,012
Eastern Tobacco	269,212	5,667,128
Egypt Kuwait Holding Co. SAE	1,862,146	838,416
Egyptian Financial Group-Hermes Holding Co.(1)	1,981,023	2,879,871
Egyptian Resorts Co.(1)	4,721,950	404,724
El Ezz Aldekhela Steel Alexandria(1)	4,000	98,268
ElSewedy Electric Co.	529,606	2,599,078
Ezz Steel(1)	1,265,460	1,167,084
Global Telecom Holding SAE(1)	12,928,866	6,157,213
Juhayna Food Industries	4,185,624	2,840,245
Maridive & Oil Services SAE(1)	2,013,484	584,299
Misr Beni-Suef Cement Co.	69,150	171,289
Orascom Telecom Media and Technology Holding SAE(1)	21,964,609	1,409,166
Oriental Weavers Co.	936,875	533,387
Palm Hills Developments SAE	3,564,918	1,047,136
Pioneers Holding(1)	761,635	1,085,684
QNB Alahli Bank SAE(1)	188,845	743,645
Sidi Kerir Petrochemicals Co.	1,365,164	2,030,255
Six of October Development & Investment Co.(1)	382,178	600,118
South Valley Cement(1)	704,261	402,517
Talaat Moustafa Group	2,277,606	1,420,907
Telecom Egypt	1,949,337	2,011,379

		$49,039,883

Estonia — 0.2%
AS Merko Ehitus	50,618	$459,856
AS Tallink Grupp	3,623,652	3,866,212
AS Tallinna Kaubamaja Grupp	137,340	1,090,738
AS Tallinna Vesi	58,790	913,848
Nordecon AS	145,374	191,778
Olympic Entertainment Group AS	503,790	1,064,925

		$7,587,357

10	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$15,138
CAL Bank, Ltd.	1,805,732	383,781
Ghana Commercial Bank, Ltd.	1,626,918	1,325,421
Produce Buying Co., Ltd.(1)	582,428	7,382
Standard Chartered Bank of Ghana, Ltd.	171,500	619,005

		$2,350,727

Greece — 1.5%
Aegean Airlines SA	78,939	$631,147
Aegean Marine Petroleum Network, Inc.	91,225	594,787
Alpha Bank AE(1)	994,698	2,006,226
Athens Water Supply & Sewage Co. SA (The)	208,817	1,344,251
Costamare, Inc.	180,319	1,765,323
Diana Shipping, Inc.(1)	458,990	1,193,374
DryShips, Inc.(1)	70,488	23,966
Ellaktor SA(1)	552,350	837,847
Eurobank Ergasias SA(1)	668,793	387,075
FF Group	68,510	1,691,082
GasLog, Ltd.	133,755	1,788,304
GEK Terna Holding Real Estate Construction SA(1)	464,739	1,014,302
Grivalia Properties REIC AE	14,830	115,482
Hellenic Exchanges - Athens Stock Exchange SA	230,984	1,088,229
Hellenic Petroleum SA(1)	248,848	1,067,853
Hellenic Telecommunications Organization SA	852,642	8,374,627
Intralot SA(1)	418,837	422,355
JUMBO SA	192,931	2,282,292
Marfin Investment Group Holdings SA(1)	1,854,199	249,622
Metka Industrial - Construction SA	71,242	583,758
Motor Oil (Hellas) Corinth Refineries SA	169,674	1,985,965
Mytilineos Holdings SA	413,446	1,816,127
National Bank of Greece SA(1)	9,050,198	2,082,502
Navios Maritime Acquisition Corp.	202,800	310,284
Navios Maritime Holdings, Inc.	632,986	595,007
OPAP SA	420,506	3,375,057
Public Power Corp. SA(1)	1,342,015	4,256,798
Safe Bulkers, Inc.	301,650	328,798
StealthGas, Inc.(1)	122,975	437,791
Terna Energy SA	112,955	336,611
Titan Cement Co. SA	241,081	5,525,787
Tsakos Energy Navigation, Ltd.	188,400	964,608
Viohalco SA(1)	223,488	333,862

		$49,811,099

Hungary — 0.8%
Magyar Telekom Telecommunications PLC	1,734,124	$2,774,324
MOL Hungarian Oil & Gas Rt.	120,520	7,561,451

Security	Shares	Value

Hungary (continued)
OTP Bank PLC	321,030	$7,828,650
Richter Gedeon Nyrt.	358,864	7,585,790

		$25,750,215

India — 5.9%
ABB India, Ltd.	19,900	$376,700
ACC, Ltd.	45,970	1,162,029
Adani Enterprises, Ltd.	180,900	217,961
Adani Ports and Special Economic Zone, Ltd.	1,184,852	4,119,825
Adani Power, Ltd.(1)	556,250	232,935
Adani Transmission, Ltd.(1)	299,124	175,017
Aditya Birla Fashion and Retail, Ltd.(1)	92,050	198,994
Aditya Birla Nuvo, Ltd.	17,702	377,407
Ambuja Cements, Ltd.	522,500	2,121,631
Asian Paints, Ltd.	249,700	4,155,685
Axis Bank, Ltd.	240,800	1,970,839
Bajaj Auto, Ltd.	59,560	2,409,957
Bank of Baroda(1)	262,300	596,719
Bank of India(1)	247,400	413,957
Bharat Forge, Ltd.	63,650	720,350
Bharat Heavy Electricals, Ltd.	659,700	1,442,013
Bharat Petroleum Corp., Ltd.	222,600	1,971,071
Bharti Airtel, Ltd.	2,225,936	12,048,782
Biocon, Ltd.	101,600	1,259,509
Cairn India, Ltd.	423,700	1,229,985
Canara Bank(1)	127,831	478,998
Cipla, Ltd.	287,310	2,269,220
Coal India, Ltd.	402,200	1,976,507
Colgate-Palmolive (India), Ltd.	89,800	1,255,522
Container Corp. of India, Ltd.	54,240	1,220,314
Crompton Greaves Consumer Electricals, Ltd.(1)	213,600	500,319
Crompton Greaves, Ltd.(1)	213,600	252,663
Cummins India, Ltd.	49,900	651,750
Dabur India, Ltd.	504,400	2,293,243
Divi’s Laboratories, Ltd.	93,600	1,679,164
DLF, Ltd.	88,900	215,440
Dr. Reddy’s Laboratories, Ltd.	56,020	2,462,057
GAIL (India), Ltd.	585,050	3,345,203
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	427,556
Glenmark Pharmaceuticals, Ltd.	125,460	1,619,447
GMR Infrastructure, Ltd.(1)	1,721,400	368,767
Grasim Industries, Ltd.	8,158	627,726
Gujarat State Petronet, Ltd.	383,800	763,338
HCL Technologies, Ltd.	156,435	1,759,581
HDFC Bank, Ltd.	205,873	4,463,608

11	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
Hero MotoCorp, Ltd.	60,900	$2,911,089
Hindalco Industries, Ltd.	515,910	1,030,976
Hindustan Petroleum Corp., Ltd.	67,064	1,263,949
Hindustan Unilever, Ltd.	491,400	6,775,055
Hindustan Zinc, Ltd.	148,400	455,510
Housing Development Finance Corp., Ltd.	226,061	4,663,353
ICICI Bank, Ltd.	516,934	2,001,206
IDBI Bank, Ltd.	367,000	384,980
Idea Cellular, Ltd.	1,816,900	2,856,039
IDFC Bank, Ltd.	260,034	201,589
IDFC, Ltd.(1)	260,034	213,919
IFCI, Ltd.	1,152,200	501,392
Indiabulls Housing Finance, Ltd.	40,115	458,436
Indiabulls Real Estate, Ltd.(1)	91,200	126,071
Indian Hotels Co., Ltd.(1)	164,280	329,654
Indian Oil Corp., Ltd.	158,900	1,290,632
Infosys, Ltd.	523,468	8,395,011
ITC, Ltd.	1,970,190	7,469,460
Jindal Steel & Power, Ltd.(1)	268,800	336,056
JSW Steel, Ltd.	135,800	3,401,447
Kotak Mahindra Bank, Ltd.	110,900	1,266,041
Larsen & Toubro, Ltd.	253,560	5,903,481
LIC Housing Finance, Ltd.	49,663	386,174
Lupin, Ltd.	80,300	2,096,675
Mahindra & Mahindra, Ltd.	105,760	2,319,381
Maruti Suzuki India, Ltd.	67,750	4,834,580
Nestle India, Ltd.	11,930	1,272,956
NMDC, Ltd.	86,003	129,237
NTPC, Ltd.	2,533,900	6,001,792
Oil & Natural Gas Corp., Ltd.	886,393	2,951,731
Oracle Financial Services Software, Ltd.	16,500	910,006
Piramal Enterprises, Ltd.	76,807	1,843,560
Power Grid Corporation of India, Ltd.	2,181,400	5,738,956
Reliance Capital, Ltd.	36,735	246,076
Reliance Communications, Ltd.(1)	1,412,060	1,112,234
Reliance Industries, Ltd.	659,348	10,012,694
Reliance Infrastructure, Ltd.	227,600	2,064,004
Reliance Power, Ltd.	1,400,250	1,135,433
Siemens, Ltd.	47,180	935,237
State Bank of India	315,179	1,087,733
Steel Authority of India, Ltd.	513,200	363,095
Sun Pharmaceutical Industries, Ltd.	498,368	6,187,699
Sun TV Network, Ltd.	147,473	990,515
Suzlon Energy, Ltd.(1)	2,099,450	551,187
Tata Communications, Ltd.	127,400	838,744
Tata Consultancy Services, Ltd.	130,227	5,112,510

Security	Shares	Value

India (continued)
Tata Global Beverages, Ltd.	279,500	$596,136
Tata Motors, Ltd.	362,950	2,740,431
Tata Power Co., Ltd.(1)	1,776,918	1,913,389
Tata Steel, Ltd.	149,296	792,719
Tech Mahindra, Ltd.	160,844	1,163,148
Titan Co., Ltd.	234,100	1,474,244
UltraTech Cement, Ltd.	58,600	3,259,789
Unitech, Ltd.(1)	2,836,900	306,817
United Spirits, Ltd.(1)	29,285	1,069,370
UPL, Ltd.	180,700	1,696,958
Vedanta, Ltd.	790,212	1,958,174
Voltas, Ltd.	296,300	1,555,957
Wipro, Ltd.	180,609	1,474,001
Yes Bank, Ltd.	55,200	1,007,017
Zee Entertainment Enterprises, Ltd.	373,114	2,783,767

		$200,981,261

Indonesia — 3.3%
Adaro Energy Tbk PT	58,139,500	$4,642,002
AKR Corporindo Tbk PT	4,864,500	2,513,084
Aneka Tambang Persero Tbk PT(1)	10,251,500	623,838
Astra Argo Lestari Tbk PT(1)	775,000	859,795
Astra International Tbk PT	16,851,600	9,978,001
Bank Central Asia Tbk PT	3,929,800	4,343,058
Bank Danamon Indonesia Tbk PT	4,253,203	1,137,825
Bank Mandiri Tbk PT	2,275,500	1,766,452
Bank Negara Indonesia Persero Tbk PT	2,929,100	1,200,941
Bank Pan Indonesia Tbk PT(1)	4,945,000	295,283
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	7,700,500	838,950
Bank Rakyat Indonesia Tbk PT	2,939,900	2,596,753
Bank Tabungan Negara Tbk PT	2,513,500	380,053
Berlian Laju Tanker Tbk PT(1)(3)	7,544,500	0
Bumi Resources Tbk PT(1)(3)	37,563,000	143,387
Bumi Serpong Damai Tbk PT	3,215,100	514,940
Charoen Pokphand Indonesia Tbk PT	7,836,500	2,250,754
Energi Mega Persada Tbk PT(1)	64,369,200	245,727
Gudang Garam Tbk PT	486,000	2,509,592
Hanson International Tbk PT(1)	27,294,700	1,614,975
Harum Energy Tbk PT(1)	2,626,500	229,960
Holcim Indonesia Tbk PT	3,029,000	255,891
Indo Tambangraya Megah Tbk PT	1,624,800	1,565,394
Indocement Tunggal Prakarsa Tbk PT	2,435,200	3,184,619
Indofood Sukses Makmur Tbk PT	4,564,300	2,911,037
Indosat Tbk PT(1)	2,794,500	1,463,341
Jasa Marga (Persero) Tbk PT	3,198,000	1,303,645

12	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (continued)
Kalbe Farma Tbk PT	69,134,000	$8,867,001
Lippo Karawaci Tbk PT	8,604,800	746,409
Matahari Department Store Tbk PT	686,300	1,047,423
Matahari Putra Prima Tbk PT	7,240,000	961,841
Medco Energi Internasional Tbk PT(1)	4,497,500	582,154
Media Nusantara Citra Tbk PT	3,201,000	527,826
Mitra Keluarga Karyasehat Tbk PT	3,345,900	649,788
MNC Investama Tbk PT(1)	49,042,500	637,428
Pembangunan Perumahan Persero Tbk PT	8,311,000	2,455,482
Perusahaan Gas Negara Persero Tbk PT	31,781,800	8,008,939
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	773,437
Semen Indonesia Persero Tbk PT	5,479,200	3,937,656
Sigmagold Inti Perkasa Tbk PT(1)	17,097,000	524,751
Siloam International Hospitals Tbk PT(1)	2,296,600	1,716,107
Sugih Energy Tbk PT(1)	50,181,300	1,187,194
Surya Semesta Internusa Tbk PT	14,275,000	765,513
Tambang Batubara Bukit Asam Tbk PT	3,036,700	2,295,086
Telekomunikasi Indonesia Tbk PT	36,636,100	11,925,450
Tower Bersama Infrastructure Tbk PT	2,871,000	1,251,353
Unilever Indonesia Tbk PT	1,065,900	3,671,197
United Tractors Tbk PT	3,399,983	4,097,849
Vale Indonesia Tbk PT(1)	5,222,500	1,025,131
Waskita Karya Persero Tbk PT	4,712,800	999,038
Wijaya Karya Beton Tbk PT	3,158,200	241,715
Wijaya Karya Persero Tbk PT	6,522,800	1,488,696
XL Axiata Tbk PT(1)	3,616,600	1,025,637

		$110,779,398

Jordan — 0.7%
Al Eqbal Co. for Investment PLC	70,342	$2,444,991
Alia The Royal Jordanian Airlines PLC(1)	249,829	242,765
Arab Bank PLC	1,010,718	8,817,729
Arab Potash Co. PLC	85,671	2,001,490
Bank of Jordan	276,495	896,288
Cairo Amman Bank	313,506	813,461
Capital Bank of Jordan(1)	406,376	521,094
Jordan Ahli Bank	678,162	1,128,017
Jordan Dubai Islamic Bank	301,685	535,861
Jordan Islamic Bank	227,438	1,119,207
Jordan Petroleum Refinery	493,397	2,321,484
Jordan Phosphate Mines(1)	141,098	535,941
Jordan Steel(1)	342,095	221,935
Jordan Telecommunications Co.	120,379	375,463
Jordanian Electric Power Co.	425,543	1,408,805
Union Investment Corp. PLC(1)	99,181	167,394

		$23,551,925

Security	Shares	Value

Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR(1)(5)	1,020,429	$4,901,149
KAZ Minerals PLC(1)	3,744,829	7,786,345
Kazkommertsbank JSC GDR(1)(5)	360,501	573,414
KazMunaiGas Exploration Production GDR(1)(5)	1,032,444	7,971,822
Kcell JSC GDR(5)	864,603	2,939,229
Nostrum Oil & Gas PLC(1)	340,501	1,344,458

		$25,516,417

Kenya — 0.7%
ARM Cement, Ltd.(1)	1,653,600	$518,428
Bamburi Cement Co., Ltd.	564,900	927,515
Barclays Bank of Kenya, Ltd.	9,494,460	947,159
British American Tobacco Kenya, Ltd.	52,000	437,903
Co-operative Bank of Kenya, Ltd. (The)	6,372,864	914,264
East African Breweries, Ltd.	1,825,380	5,215,921
Equity Group Holdings, Ltd.	7,774,500	2,918,648
KCB Group, Ltd.	7,773,320	2,455,118
KenolKobil, Ltd.	5,013,500	522,786
Kenya Electricity Generating Co., Ltd.	983,900	64,170
Kenya Power & Lighting, Ltd.	7,482,654	590,338
Nation Media Group, Ltd.	518,384	614,564
Safaricom, Ltd.	33,072,172	6,247,830
Standard Chartered Bank Kenya, Ltd.	219,542	452,727

		$22,827,371

Kuwait — 1.4%
Agility Public Warehousing Co. KSC	2,516,732	$3,914,942
Ahli United Bank	403,540	527,337
Al Ahli Bank of Kuwait KSCP	716,003	758,286
Al Safat Energy Holding Co. KSC(1)(3)	1,880,000	40,437
ALAFCO Aviation Lease and Finance Co. KSCP	987,277	656,970
Boubyan Bank KSCP	589,247	759,676
Boubyan Petrochemicals Co.	1,996,843	3,292,498
Burgan Bank SAK	777,600	848,755
Combined Group Contracting Co. KSC	135,531	304,967
Commercial Bank of Kuwait KSCP	429,459	531,576
Commercial Real Estate Co. KSCC	2,296,205	571,901
Gulf Bank	1,603,698	1,250,412
Gulf Cable & Electrical Industries Co. KSCP(1)	424,072	527,239
Gulf National Holding Co.(1)(3)	595,711	0
Jazeera Airways Co. KSC	299,261	852,324
Kuwait Cement Co.	533,870	660,506
Kuwait Finance House KSCP	2,642,516	3,928,185
Kuwait Food Co. (Americana) SAK	448,108	3,665,933
Kuwait International Bank	974,124	595,937

13	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kuwait (continued)
Kuwait Portland Cement Co. KSC	281,137	$892,458
Kuwait Projects Co. Holdings KSC	573,712	1,024,273
Kuwait Real Estate Co. KSC(1)	2,762,965	483,482
Mabanee Co. SAK	481,967	1,250,443
Mezzan Holding Co. KSCC	251,199	909,453
Mobile Telecommunications Co.	7,829,989	8,670,974
National Bank of Kuwait SAK	2,971,659	5,967,144
National Industries Group Holding SAK	2,840,456	1,088,368
National Investment Co.(1)	959,100	337,288
National Ranges Co. KPSC(1)	2,219,111	220,435
National Real Estate Co. KPSC(1)	862,155	219,684
Qurain Petrochemical Industries Co. KSC	2,293,006	1,470,582
Sultan Center Food Products Co.(1)	3,421,833	642,970
Warba Bank KSCP(1)	568,500	323,473

		$47,188,908

Latvia — 0.0%(2)
Grindeks(1)	42,000	$201,520
Latvian Shipping Co.(1)	405,000	229,562

		$431,082

Lebanon — 0.1%
Solidere GDR(5)	331,454	$3,103,169
Solidere, Class A	89,166	862,201
Solidere, Class B	1,782	16,919

		$3,982,289

Lithuania — 0.1%
Apranga PVA	278,536	$782,061
Energijos Skirstymo Operatorius AB	128,934	124,439
Klaipedos Nafta AB	1,345,900	950,238
Pieno Zvaigzdes	104,200	151,512
Rokiskio Suris	122,500	189,883
Siauliu Bankas	1,139,077	477,791

		$2,675,924

Malaysia — 2.8%
Aeon Co. (M) Bhd	661,200	$440,535
Airasia Bhd	1,228,200	884,946
Alliance Financial Group Bhd	560,300	548,604
AMMB Holdings Bhd	887,900	939,091
Astro Malaysia Holdings Bhd	979,300	703,722
Axiata Group Bhd	2,706,750	3,788,133
Batu Kawan Bhd	136,300	602,619

Security	Shares	Value

Malaysia (continued)
Berjaya Corp. Bhd	2,029,700	$174,714
Berjaya Sports Toto Bhd	830,250	668,913
Boustead Holdings Bhd	834,694	426,707
British American Tobacco Malaysia Bhd	109,700	1,330,709
Bumi Armada Bhd	3,133,350	576,843
Bursa Malaysia Bhd	344,900	729,889
CIMB Group Holdings Bhd	892,200	963,018
Dialog Group Bhd	4,115,014	1,540,432
Digi.com Bhd	1,873,500	2,283,666
Felda Global Ventures Holdings Bhd	1,358,400	618,211
Gamuda Bhd	1,699,000	2,011,881
Genting Bhd	1,448,500	2,927,288
Genting Malaysia Bhd	2,155,600	2,275,986
Genting Plantations Bhd	261,700	677,904
Hartalega Holdings Bhd	118,600	125,280
Hong Leong Bank Bhd	382,900	1,235,748
Hong Leong Financial Group Bhd	276,000	1,033,166
IHH Healthcare Bhd	4,325,800	6,953,980
IJM Corp. Bhd	2,147,680	1,788,795
IOI Corp. Bhd	2,439,818	2,536,937
IOI Properties Group Bhd	1,044,058	605,475
KLCCP Stapled Group	399,100	735,503
KNM Group Bhd(1)	5,003,150	508,076
Kuala Lumpur Kepong Bhd	358,700	2,038,726
Lafarge Malaysia Bhd	942,950	1,842,138
Magnum Bhd	940,340	554,685
Malayan Banking Bhd	1,117,087	2,203,029
Malaysia Airports Holdings Bhd	342,800	500,959
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	739,000	195,016
Malaysian Resources Corp. Bhd	761,400	219,010
Maxis Bhd	1,737,900	2,570,861
Media Prima Bhd	575,000	204,936
MISC Bhd	482,400	890,688
MMC Corp. Bhd	1,217,800	629,039
My EG Services Bhd	485,300	238,790
Nestle Malaysia Bhd	12,300	238,740
Parkson Holdings Bhd(1)	958,655	183,754
Petronas Chemicals Group Bhd	4,123,000	6,636,164
Petronas Dagangan Bhd	507,500	2,903,729
Petronas Gas Bhd	378,800	2,072,967
PPB Group Bhd	404,100	1,589,788
Press Metal Bhd	1,469,400	1,505,646
Public Bank Bhd	461,120	2,210,515
RHB Bank Bhd	957,200	1,198,609
Sapurakencana Petroleum Bhd	5,340,168	1,896,216

14	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)
Silverlake Axis, Ltd.	703,200	$291,505
Sime Darby Bhd	2,271,939	4,145,707
Sunway Bhd	304,600	219,258
Supermax Corp. Bhd	1,732,700	885,595
TA Enterprise Bhd	1,323,000	162,646
Telekom Malaysia Bhd	1,249,900	2,098,750
Tenaga Nasional Bhd	2,265,225	8,005,025
Top Glove Corp. Bhd	1,427,800	1,505,031
UEM Sunrise Bhd	1,683,050	430,986
UMW Holdings Bhd	448,400	628,778
UMW Oil & Gas Corp. Bhd(1)	549,700	121,574
Unisem (M) Bhd	2,784,300	1,842,168
Wah Seong Corp. Bhd	445,076	83,841
WCT Holdings Bhd	730,311	280,431
YTL Corp. Bhd	2,863,465	1,175,570
YTL Power International Bhd	1,883,197	661,706

		$95,699,347

Mauritius — 0.7%
Alteo, Ltd.	637,758	$522,347
CIEL, Ltd.	1,576,086	263,272
CIM Financial Services, Ltd.	4,584,801	902,920
LUX Island Resorts, Ltd.	947,976	1,587,124
MCB Group, Ltd.	1,740,289	10,160,615
New Mauritius Hotels, Ltd.	4,588,562	2,786,144
Phoenix Beverages, Ltd.	7,498	78,042
Rogers & Co., Ltd.	2,210,770	1,826,044
SBM Holdings, Ltd.	181,618,824	3,523,201
Sun, Ltd., Class A(1)	449,032	430,873
Terra Mauricia, Ltd.	910,456	774,902
United Basalt Products, Ltd.	371,540	868,201

		$23,723,685

Mexico — 5.4%
Alfa SAB de CV, Series A	6,232,872	$10,172,047
Alsea SAB de CV	694,800	2,482,381
America Movil SAB de CV, Series L	28,151,150	16,200,048
America Movil SAB de CV, Series L ADR	528,801	6,097,075
Arca Continental SAB de CV	490,380	3,151,770
Bolsa Mexicana de Valores SAB de CV	1,503,700	2,652,928
Cemex SAB de CV ADR(1)	1,109,613	8,488,539
Cemex SAB de CV, Series CPO(1)	9,117,399	6,948,674
Coca-Cola Femsa SAB de CV, Series L	319,500	2,504,880
El Puerto de Liverpool SAB de CV	163,780	1,574,384
Empresas ICA SAB de CV(1)	2,747,100	361,885

Security	Shares	Value

Mexico (continued)
Fibra Uno Administracion SA de CV	2,054,090	$4,179,388
Fomento Economico Mexicano SAB de CV ADR	16,100	1,440,950
Fomento Economico Mexicano SAB de CV, Series UBD	1,189,956	10,644,236
Genomma Lab Internacional SAB de CV(1)	2,778,500	3,194,905
Gentera SAB de CV	2,669,400	4,957,254
Grupo Aeroportuario del Pacifico SAB de CV, Class B	498,387	4,899,609
Grupo Aeroportuario del Sureste SAB de CV, Class B	249,115	3,832,917
Grupo Bimbo SAB de CV, Series A	1,632,945	4,879,675
Grupo Carso SAB de CV, Series A1	1,017,000	4,148,818
Grupo Elektra SAB de CV	98,898	1,462,108
Grupo Financiero Banorte SAB de CV, Class O	2,178,600	11,932,918
Grupo Financiero Inbursa SAB de CV, Class O	4,335,500	6,959,923
Grupo Mexico SAB de CV, Series B	4,508,679	10,878,541
Grupo Sanborns SAB de CV	226,889	285,578
Grupo Simec SA de CV, Series B(1)(3)	133,800	307,704
Grupo Televisa SAB ADR	431,500	11,464,955
Grupo Televisa SAB, Series CPO	1,550,600	8,235,960
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,038,200	1,610,733
Industrias CH SAB de CV, Series B(1)(3)	225,500	724,583
Industrias Penoles SAB de CV	188,600	4,830,775
Infraestructura Energetica Nova SAB de CV	180,000	726,432
Kimberly-Clark de Mexico SAB de CV, Class A	1,219,500	2,756,395
Mexichem SAB de CV	1,483,316	3,236,398
Minera Frisco SAB de CV(1)	714,800	588,233
OHL Mexico SAB de CV(1)	438,300	603,335
Organizacion Soriana SAB de CV, Class B(1)	120,000	295,360
Promotora y Operadora de Infraestructura SAB de CV	434,500	5,077,046
Telesites SAB de CV(1)	1,386,268	840,633
Ternium SA ADR	46,000	998,660
TV Azteca SAB de CV, Series CPO	1,240,300	201,755
Urbi Desarrollos Urbanos SAB de CV(1)(3)	2,260,600	0
Wal-Mart de Mexico SAB de CV, Series V	3,152,980	7,197,202

		$184,027,590

Morocco — 0.8%
Attijariwafa Bank	104,575	$3,705,708
Banque Centrale Populaire	95,621	2,225,473
BMCE Bank	71,129	1,498,451
Cosumar	61,500	1,177,607
Delta Holding SA	52,900	109,014
Douja Promotion Groupe Addoha SA	252,635	952,453
Holcim Maroc SA	12,317	3,074,031
Label Vie	3,100	324,503
LafargeHolcim Maroc SA	18,510	3,992,816
Lesieur Cristal	53,800	688,752

15	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Morocco (continued)
Managem	9,862	$947,845
Maroc Telecom	519,315	6,768,925
Samir(1)(3)	15,717	0
Taqa Morocco	17,898	1,203,642

		$26,669,220

Nigeria — 0.5%
Access Bank PLC	26,850,917	$469,027
Dangote Cement PLC	4,601,375	2,602,149
Dangote Sugar Refinery PLC	5,586,250	118,996
Diamond Bank PLC(1)	16,654,000	82,418
Ecobank Transnational, Inc.	14,145,874	564,942
FBN Holdings PLC	40,511,481	432,757
FCMB Group PLC	14,697,603	64,182
Fidelity Bank PLC	22,430,824	86,168
Flour Mills of Nigeria PLC	2,057,956	138,921
Forte Oil PLC	1,622,126	895,972
Guaranty Trust Bank PLC	28,968,558	2,183,862
Guiness Nigeria PLC	956,691	284,652
Lafarge Africa PLC	5,098,121	884,863
Lekoil, Ltd.(1)	2,651,411	589,721
Nestle Nigeria PLC	413,429	1,102,233
Nigerian Breweries PLC	4,747,707	2,063,724
Oando PLC(1)	27,394,906	483,630
PZ Cussons Nigeria PLC	2,100,282	122,685
SEPLAT Petroleum Development Co. PLC(4)	996,758	960,439
Skye Bank PLC(1)	16,828,665	36,975
Stanbic IBTC Holdings PLC	1,977,675	82,505
Transnational Corp. of Nigeria PLC(1)	19,112,836	78,646
UAC of Nigeria PLC	4,651,935	297,947
Unilever Nigeria PLC	2,740,833	283,926
United Bank for Africa PLC	29,618,308	424,139
Zenith Bank PLC	31,763,724	1,677,434

		$17,012,913

Oman — 0.8%
Al Anwar Ceramic Tiles Co.	1,033,027	$610,444
Bank Dhofar SAOG	2,210,437	1,389,969
Bank Muscat SAOG	3,236,395	3,203,678
Bank Sohar SAOG	2,861,488	1,378,256
Dhofar International Development & Investment Holding SAOG	339,824	361,993
HSBC Bank Oman SAOG	1,422,114	361,546
National Bank of Oman SAOG	1,925,343	1,281,338
Oman Cables Industry SAOG	127,600	600,597
Oman Cement Co. SAOG	951,260	1,156,409
Oman Flour Mills Co. SAOG	221,017	339,095

Security	Shares	Value

Oman (continued)
Oman Telecommunications Co. SAOG	1,028,218	$4,395,381
Omani Qatari Telecommunications Co. SAOG	957,409	1,871,593
Ominvest	1,672,403	2,461,477
Phoenix Power Co. SAOC	2,829,100	1,132,573
Raysut Cement Co. SAOG	806,123	2,929,744
Renaissance Services SAOG(1)	1,785,284	1,298,374
Sembcorp Salalah Power & Water Co.	1,120,000	716,803

		$25,489,270

Pakistan — 1.5%
Adamjee Insurance Co., Ltd.	1,115,744	$559,153
Bank Alfalah, Ltd.	2,236,538	581,523
Bank of Punjab, (The)(1)	2,241,000	176,470
Cherat Cement Co., Ltd.	231,500	289,254
D.G. Khan Cement Co., Ltd.	678,232	1,361,532
Engro Corp., Ltd.	749,087	2,389,024
Engro Fertilizers, Ltd.	610,528	399,813
Engro Foods, Ltd.(1)	1,210,400	1,678,658
Fatima Fertilizer Co., Ltd.(1)	680,500	221,648
Fauji Cement Co., Ltd.	1,889,500	680,373
Fauji Fertilizer Bin Qasim, Ltd.	1,426,000	755,817
Fauji Fertilizer Co., Ltd.	1,929,810	2,097,468
Ferozsons Laboratories, Ltd.	38,000	379,826
Habib Bank, Ltd.	1,793,117	3,703,321
Hub Power Co., Ltd.	4,163,800	5,240,603
K-Electric, Ltd.(1)	19,811,000	1,548,881
Kot Addu Power Co., Ltd.	1,364,400	1,145,993
Lucky Cement, Ltd.	510,200	3,604,336
Maple Leaf Cement Factory, Ltd.	555,500	598,112
Mari Petroleum Co., Ltd.	43,100	401,206
MCB Bank, Ltd.	1,709,030	3,587,249
Millat Tractors, Ltd.	139,790	762,305
National Bank of Pakistan	1,278,040	778,246
Nishat Mills, Ltd.	2,394,071	2,759,234
Oil & Gas Development Co., Ltd.	1,989,591	2,612,006
Pak Elektron, Ltd.	1,289,000	882,502
Pak Suzuki Motor Co., Ltd.	106,700	409,431
Pakistan Oil Fields, Ltd.	335,700	1,122,826
Pakistan Petroleum, Ltd.	1,356,777	2,055,117
Pakistan State Oil Co., Ltd.	527,420	2,112,805
Pakistan Telecommunication Co., Ltd.	3,306,700	521,698
Searle Co., Ltd. (The)	525,900	2,871,623
SUI Southern Gas Co., Ltd.(1)	3,906,051	1,175,911
TRG Pakistan(1)	3,578,500	1,195,941
United Bank, Ltd.	1,034,545	1,829,700

		$52,489,605

16	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Panama — 0.3%
Copa Holdings SA, Class A	153,754	$10,301,518

		$10,301,518

Peru — 1.6%
Alicorp SAA	3,705,677	$8,296,292
Banco Continental SA	728,804	815,825
Casa Grande SAA	82,138	167,954
Cementos Pacasmayo SAA	241,600	443,534
Cia de Minas Buenaventura SA ADR(1)	299,480	4,387,382
Cia Minera Milpo SA	676,862	478,855
Credicorp, Ltd.	100,094	16,048,071
Edegel SA	2,160,876	1,980,265
Empresa de Distribucion Electrica de Lima Norte SAA	108,248	189,676
Engie Energia Peru SA	120,072	304,660
Ferreycorp SAA	3,994,087	1,943,392
Grana y Montero SAA	1,821,020	2,842,966
Intercorp Financial Services, Inc.	66,690	2,167,425
Luz del Sur SAA	548,126	1,865,265
Minsur SA(1)	1,456,705	578,334
Sociedad Minera Cerro Verde SAA(1)	34,121	665,359
Southern Copper Corp.	303,827	7,896,464
Union Andina de Cementos SAA	1,014,000	847,522
Volcan Cia Minera SAA, Class B	4,946,743	989,349

		$52,908,590

Philippines — 3.1%
Aboitiz Equity Ventures, Inc.	2,738,650	$4,541,056
Aboitiz Power Corp.	3,974,700	3,819,553
ABS-CBN Holdings Corp.	138,370	145,014
Alliance Global Group, Inc.	3,691,400	1,268,033
Ayala Corp.	199,995	3,697,199
Ayala Land, Inc.	4,864,500	4,080,776
Ayala Land, Inc., PFC Shares(3)	3,951,800	0
Bank of the Philippine Islands	1,270,595	2,589,563
BDO Unibank, Inc.	1,274,481	3,064,804
Bloomberry Resorts Corp.(1)	12,417,700	1,477,937
Cosco Capital, Inc.	3,726,300	636,355
D&L Industries, Inc.	4,814,000	1,015,140
DMCI Holdings, Inc.	5,921,800	1,637,205
Emperador, Inc.	4,313,300	681,272
Energy Development Corp.	16,100,700	2,008,920
Filinvest Land, Inc.	9,303,000	384,831
First Gen Corp.	2,859,922	1,573,799
First Philippine Holdings Corp.	587,500	883,232
Globe Telecom, Inc.	45,740	2,202,454

Security	Shares	Value

Philippines (continued)
GT Capital Holdings, Inc.	67,795	$2,217,165
Holcim Philippines, Inc.	1,492,000	521,541
International Container Terminal Services, Inc.	666,670	906,606
JG Summit Holding, Inc.	2,284,320	4,051,125
Jollibee Foods Corp.	1,179,850	6,389,777
Lopez Holdings Corp.	4,600,000	747,006
LT Group, Inc.	3,482,900	1,153,634
Manila Electric Co.	577,330	3,972,640
Manila Water Co.	1,633,000	899,922
Megaworld Corp.	12,596,000	1,346,442
Melco Crown Philippines Resorts Corp.(1)	3,711,400	253,193
Metro Pacific Investments Corp.	7,682,400	1,224,304
Metropolitan Bank & Trust Co.	1,171,246	2,362,107
Nickel Asia Corp.	5,281,800	643,221
Pepsi-Cola Products Philippines, Inc.	1,388,000	100,856
Petron Corp.	4,267,400	970,185
Philex Mining Corp.(1)	6,094,825	1,129,407
Philippine Long Distance Telephone Co.	214,145	9,564,877
Puregold Price Club, Inc.	2,674,400	2,725,164
Robinsons Land Corp.	1,187,900	807,611
Robinsons Retail Holdings, Inc.	1,269,250	2,322,550
San Miguel Corp.	716,000	1,246,921
Security Bank Corp.	243,300	1,131,635
Semirara Mining & Power Corp.	1,222,930	3,101,439
SM Investments Corp.	383,703	5,617,316
SM Prime Holdings, Inc.	9,538,699	5,919,865
SSI Group, Inc.(1)	2,061,000	139,758
Travellers International Hotel Group, Inc.	3,521,900	269,151
Universal Robina Corp.	1,858,330	7,911,678
Vista Land & Lifescapes, Inc.	3,675,000	468,591

		$105,822,830

Poland — 2.9%
Agora SA	125,463	$371,198
Alior Bank SA(1)	65,097	843,704
AmRest Holdings SE(1)	12,198	774,105
Asseco Poland SA	512,726	7,044,823
Bank Handlowy w Warszawie SA	50,570	892,968
Bank Millennium SA(1)	687,285	807,298
Bank Pekao SA	179,638	5,685,232
Bank Zachodni WBK SA	19,800	1,422,726
Boryszew SA(1)	122,670	182,950
Budimex SA	33,545	1,562,071
CCC SA	71,206	3,248,952
Ciech SA	42,262	624,756

17	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Poland (continued)
Cyfrowy Polsat SA(1)	860,096	$5,198,706
Enea SA(1)	456,516	1,282,640
Energa SA	571,000	1,426,833
Eurocash SA	397,400	5,339,742
Getin Holding SA(1)	365,918	77,843
Getin Noble Bank SA(1)	2,322,186	255,760
Grupa Azoty SA	103,094	1,919,974
Grupa Lotos SA(1)	101,253	760,031
ING Bank Slaski SA	47,450	1,613,140
Jastrzebska Spolka Weglowa SA(1)	215,852	1,384,827
KGHM Polska Miedz SA	470,476	9,501,805
KOPEX SA	125,900	97,975
LPP SA	2,121	2,673,944
Lubelski Wegiel Bogdanka SA	12,326	172,639
mBank SA(1)	23,504	1,830,333
Netia SA	1,111,077	1,255,156
Orange Polska SA	2,781,316	3,847,175
Orbis SA	30,000	468,781
PGE SA	2,413,400	7,929,906
PKP Cargo SA(1)	51,483	452,638
Polski Koncern Naftowy ORLEN SA	458,433	7,345,455
Polskie Gornictwo Naftowe i Gazownictwo SA	2,941,216	4,081,247
Powszechna Kasa Oszczednosci Bank Polski SA(1)	1,151,310	7,036,989
Powszechny Zaklad Ubezpieczen SA	785,930	5,685,369
Synthos SA(1)	1,223,139	1,242,923
Tauron Polska Energia SA(1)	3,279,494	2,590,506

		$98,933,120

Qatar — 1.5%
Aamal Co. QSC(1)	367,840	$1,345,526
Al Meera Consumer Goods Co.	12,300	740,112
Barwa Real Estate Co.	146,293	1,408,494
Commercial Bank QSC (The)	123,600	1,286,504
Doha Bank QSC	125,995	1,288,939
Gulf International Services QSC	154,456	1,560,345
Industries Qatar	191,850	5,633,820
Masraf Al Rayan QSC	356,854	3,527,511
Medicare Group	18,044	485,049
Ooredoo QSC	195,581	5,111,037
Qatar Electricity & Water Co. QSC	84,258	5,193,746
Qatar Gas Transport Co., Ltd.	409,940	2,757,203
Qatar Insurance Co.	118,171	2,632,806
Qatar International Islamic Bank	45,943	798,215
Qatar Islamic Bank	77,555	2,319,679
Qatar National Bank SAQ	205,437	8,625,870

Security	Shares	Value

Qatar (continued)
Qatar National Cement Co. QSC	34,787	$848,947
Qatar Navigation QSC	61,021	1,482,523
Qatari Investors Group	99,029	1,391,269
United Development Co. QSC	117,835	640,550
Vodafone Qatar QSC(1)	1,185,810	3,612,066

		$52,690,211

Romania — 0.7%
Banca Transilvania SA	13,483,495	$7,725,625
BRD-Groupe Societe Generale SA	1,721,843	4,230,752
Electrica SA	622,400	2,033,273
OMV Petrom SA(1)	45,352,995	2,919,565
Societatea Nationala de Gaze Naturale ROMGAZ SA	407,654	2,340,973
Societatea Nationala Nuclearelectrica SA	794,100	1,053,834
Transelectrica SA	426,930	3,155,930
Transgaz SA Medias	19,337	1,391,413

		$24,851,365

Russia — 6.2%
Aeroflot PJSC(1)	1,876,656	$2,476,964
AK Transneft PJSC, PFC Shares	1,647	4,119,825
Evraz PLC(1)	916,942	2,077,202
Federal Grid Co. Unified Energy System PJSC	1,585,875,440	3,848,590
Gazprom PJSC	1,755,200	3,659,793
Gazprom PJSC ADR	4,106,902	16,826,092
Globaltrans Investment PLC GDR(5)	207,458	835,956
Inter RAO UES PJSC	71,597,070	2,842,825
Lenta, Ltd. GDR(1)(5)	133,659	1,003,757
LSR Group PJSC GDR(5)	186,400	558,855
Lukoil PJSC ADR	376,857	16,220,785
Luxoft Holding, Inc.(1)	13,100	771,852
Magnit PJSC	85,215	13,179,555
Magnit PJSC GDR(5)	109,571	4,203,941
Magnitogorsk Iron & Steel OJSC GDR(5)	105,708	603,450
Mail.ru Group, Ltd. GDR(1)(5)	265,535	5,128,336
Mechel PJSC ADR(1)	189,000	275,940
MegaFon PJSC GDR(5)	249,745	2,467,226
MMC Norilsk Nickel PJSC	2,386	344,081
MMC Norilsk Nickel PJSC ADR	775,037	11,346,496
Mobile TeleSystems PJSC	3,117,127	11,843,534
Moscow Exchange MICEX-RTS PJSC	1,214,410	2,079,214
Mosenergo PJSC	8,811,603	227,617
Novatek OJSC GDR(5)	64,508	6,484,174
Novolipetsk Steel PJSC GDR	156,893	2,269,686
O’Key Group SA GDR(5)	15,504	31,071

18	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Russia (continued)
PhosAgro PJSC GDR(5)	28,064	$387,395
PIK Group PJSC(1)	12,354	46,706
PIK Group PJSC GDR(1)(5)	166,400	625,189
Polymetal International PLC	295,128	4,347,304
QIWI PLC ADR	51,408	611,241
Rosneft PJSC GDR(5)	868,232	4,221,703
Rosseti PJSC	135,144,187	1,794,200
Rostelecom PJSC	1,492,177	1,945,977
Rostelecom PJSC ADR	15,064	115,993
RusHydro PJSC	395,274,080	4,216,039
RusHydro PJSC ADR	348,000	360,434
Sberbank of Russia PJSC	9,493,768	20,082,158
Sberbank of Russia PJSC ADR	542,087	4,723,321
Severstal PJSC GDR(5)	428,946	5,078,957
Sistema JSFC	10,069,378	3,510,724
Sollers PJSC(1)	24,262	159,194
Surgutneftegas OJSC ADR	927,852	4,362,993
Surgutneftegas OJSC, PFC Shares	6,277,500	3,097,765
Tatneft PJSC ADR	218,759	6,229,140
TMK PJSC GDR(5)	64,757	176,959
Unipro PJSC	8,737,000	396,031
VimpelCom, Ltd. ADR	751,784	3,067,279
VTB Bank PJSC	2,064,590,000	2,124,597
VTB Bank PJSC GDR(5)	2,020,154	4,009,996
X5 Retail Group NV GDR(1)(5)	317,559	6,927,341
Yandex NV, Class A(1)	639,200	13,838,680

		$212,184,133

Slovenia — 0.7%
Cinkarna Celje DD	6,272	$612,444
Gorenje DD	349,170	2,995,847
KRKA DD	100,252	6,666,779
Luka Koper	94,050	2,406,298
Petrol	11,392	3,555,208
Sava DD(1)(3)	17,370	3,418
Sava Reinsurance Co.(1)	179,037	2,863,341
Telekom Slovenije DD	27,437	2,204,590
Zavarovalnica Triglav DD	92,989	2,468,186

		$23,776,111

South Africa — 6.4%
AECI, Ltd.	73,130	$497,912
African Bank Investments, Ltd.(1)(3)	1,537,194	0
African Rainbow Minerals, Ltd.	94,900	675,537
Allied Electronics Corp., Ltd.(1)	186,200	76,085

Security	Shares	Value

South Africa (continued)
Anglo American Platinum, Ltd.(1)	58,680	$1,865,680
AngloGold Ashanti, Ltd.(1)	403,071	8,801,879
Aspen Pharmacare Holdings, Ltd.	392,807	10,608,251
Astral Foods, Ltd.	18,500	161,366
Aveng, Ltd.(1)	939,990	269,825
AVI, Ltd.	319,500	2,065,476
Barclays Africa Group, Ltd.	193,289	2,137,995
Barloworld, Ltd.	662,120	3,924,575
Bid Corp., Ltd.(1)	605,796	11,303,973
Bidvest Group, Ltd. (The)	605,796	6,963,080
Capitec Bank Holdings, Ltd.	42,400	1,880,538
Clicks Group, Ltd.	167,700	1,501,896
DataTec, Ltd.	160,600	581,202
Discovery, Ltd.	96,631	870,694
Exxaro Resources, Ltd.	118,010	706,878
FirstRand, Ltd.	843,545	2,951,861
Fortress Income Fund, Ltd., Class A	440,672	533,135
Fortress Income Fund, Ltd., Class B	440,672	1,159,412
Foschini Group, Ltd. (The)	63,545	681,860
Gold Fields, Ltd.	681,677	4,209,140
Grindrod, Ltd.	340,300	283,296
Group Five, Ltd.	81,460	133,582
Growthpoint Properties, Ltd.	1,042,876	1,979,023
Harmony Gold Mining Co., Ltd.(1)	374,410	1,694,006
Hyprop Investments, Ltd.	92,800	902,162
Impala Platinum Holdings, Ltd.(1)	533,748	2,355,714
Imperial Holdings, Ltd.	78,001	932,212
Investec, Ltd.	182,794	1,102,240
JSE, Ltd.	105,800	1,296,121
Kumba Iron Ore, Ltd.(1)	66,960	654,981
Lewis Group, Ltd.	62,700	196,369
Liberty Holdings, Ltd.	107,168	946,095
Life Healthcare Group Holdings, Ltd.	1,510,419	4,109,780
Massmart Holdings, Ltd.	149,614	1,562,219
Mediclinic International PLC	253,849	3,585,310
MMI Holdings, Ltd.	692,950	1,155,917
Mondi, Ltd.	91,130	1,846,825
Mr Price Group, Ltd.	91,080	1,501,981
MTN Group, Ltd.	1,885,095	19,054,544
Murray & Roberts Holdings, Ltd.	915,850	847,666
Nampak, Ltd.	465,438	711,269
Naspers, Ltd., Class N	156,223	24,515,025
Nedbank Group, Ltd.	121,638	1,745,180
Netcare, Ltd.	1,305,994	3,026,043
Northam Platinum, Ltd.(1)	207,738	771,270
Pick’n Pay Stores, Ltd.	371,278	2,095,430

19	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)
PPC, Ltd.	468,427	$265,919
Rand Merchant Investment Holdings, Ltd.	479,034	1,529,691
Redefine Properties, Ltd.	2,311,150	1,996,248
Remgro, Ltd.	167,010	3,132,385
Reunert, Ltd.	407,260	1,834,150
RMB Holdings, Ltd.	441,055	1,975,076
Sanlam, Ltd.	427,873	2,018,867
Sappi, Ltd.(1)	415,236	2,112,240
Sasol, Ltd.	475,850	12,661,789
Shoprite Holdings, Ltd.	837,380	12,271,852
Sibanye Gold, Ltd.	800,277	3,729,987
SPAR Group, Ltd. (The)	206,544	3,083,037
Standard Bank Group, Ltd.	298,646	2,982,965
Steinhoff International Holdings NV	787,883	5,006,354
Sun International, Ltd.	30,482	183,504
Telkom SA SOC, Ltd.	309,050	1,434,260
Tiger Brands, Ltd.	202,394	5,684,969
Tongaat Hulett, Ltd.	99,910	860,759
Truworths International, Ltd.	300,800	1,936,026
Vodacom Group, Ltd.	613,500	7,110,264
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	912,829
Woolworths Holdings, Ltd.	287,328	1,851,904

		$218,007,585

South Korea — 5.9%
AMOREPACIFIC Corp.	12,580	$4,355,618
AMOREPACIFIC Group	6,000	774,013
Asiana Airlines, Inc.(1)	92,200	397,088
BNK Financial Group, Inc.	68,935	542,504
Celltrion, Inc.(1)	72,729	6,763,409
Cheil Worldwide, Inc.	51,100	821,781
CJ CheilJedang Corp.	6,096	2,146,769
CJ Corp.	3,500	627,482
CJ Korea Express Corp.(1)	4,349	779,006
CJ O Shopping Co., Ltd.	3,130	452,474
Coway Co., Ltd.	22,950	1,754,419
Daelim Industrial Co., Ltd.	8,650	649,872
Daesang Corp.	8,000	217,349
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	366,104
Daewoo Industrial Development Co., Ltd.(1)	3,657	3,803
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(1)(3)	45,532	145,683
Daewoong Pharmaceutical Co., Ltd.	5,630	478,655
DGB Financial Group Co., Ltd.	65,650	528,860
Dong-A Pharmaceutical Co., Ltd.	2,407	353,056
Dong-A ST Co., Ltd.	4,078	420,822

Security	Shares	Value

South Korea (continued)
Dongbu Insurance Co., Ltd.	9,940	$565,019
Dongkuk Steel Mill Co., Ltd.(1)	67,733	550,066
Doosan Corp.	6,101	614,796
Doosan Heavy Industries & Construction Co., Ltd.	23,400	550,142
Doosan Infracore Co., Ltd.(1)	34,600	246,961
E-MART, Inc.	10,328	1,508,810
GS Engineering & Construction Corp.(1)	19,935	512,445
GS Holdings Corp.	55,400	2,393,791
Hana Financial Group, Inc.	75,951	1,870,036
Hanjin Kal Corp.	19,283	303,511
Hanjin Shipping Co., Ltd.(1)	98,091	184,535
Hankook Tire Co., Ltd.	21,623	1,047,317
Hanmi Pharmaceutical Co., Ltd.	8,257	4,512,357
Hanmi Science Co., Ltd.	8,300	1,068,045
Hansol Holdings Co., Ltd.(1)	37,566	239,180
Hansol Paper Co., Ltd.	22,933	467,440
Hanwha Chemical Corp.	81,490	1,864,132
Hanwha Corp.	21,390	681,390
Hanwha Techwin Co., Ltd.	18,895	913,807
Hite-Jinro Co., Ltd.	20,121	404,302
Hyosung Corp.	15,380	1,911,308
Hyundai Department Store Co., Ltd.	7,615	844,916
Hyundai Development Co. Engineering & Construction	29,900	1,185,395
Hyundai Engineering & Construction Co., Ltd.	29,816	983,778
Hyundai Glovis Co., Ltd.	7,670	1,152,009
Hyundai Heavy Industries Co., Ltd.(1)	11,670	1,312,404
Hyundai Marine & Fire Insurance Co., Ltd.	27,100	732,689
Hyundai Merchant Marine Co., Ltd.(1)	9,828	93,194
Hyundai Mipo Dockyard Co., Ltd.(1)	5,275	380,398
Hyundai Mobis Co., Ltd.	19,100	4,355,422
Hyundai Motor Co.	42,300	4,991,075
Hyundai Securities Co., Ltd.	43,870	270,028
Hyundai Steel Co.	33,550	1,521,885
Hyundai Wia Corp.	5,400	414,888
Industrial Bank of Korea	66,080	699,781
Kakao Corp.	5,600	454,591
Kangwon Land, Inc.	50,840	1,860,925
KB Financial Group, Inc.	91,817	2,915,448
KB Insurance Co., Ltd.	28,900	733,070
KCC Corp.	2,345	826,568
Kia Motors Corp.	53,420	2,012,348
Korea Electric Power Corp.	221,620	12,133,425
Korea Gas Corp.	39,170	1,484,284
Korea Investment Holdings Co., Ltd.	21,590	906,276
Korea Zinc Co., Ltd.	5,700	2,600,035
Korean Air Lines Co., Ltd.(1)	28,110	714,991

20	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Korean Reinsurance Co.	78,574	$848,972
KT Corp.	69,653	1,973,993
KT Corp. ADR	16,800	256,368
KT&G Corp.	51,115	5,527,602
Kumho Petrochemical Co., Ltd.	12,900	701,142
LG Chem, Ltd.	16,990	3,702,742
LG Corp.	39,010	2,215,857
LG Display Co., Ltd.	48,000	1,330,817
LG Electronics, Inc.	39,320	1,880,300
LG Hausys, Ltd.	2,858	322,941
LG Household & Health Care, Ltd.	6,450	5,809,673
LG International Corp.	20,600	671,543
LG Life Sciences, Ltd.(1)	11,000	715,877
LG Uplus Corp.	207,920	2,035,202
Lotte Chemical Corp.	11,770	3,198,134
LOTTE Fine Chemical Co., Ltd.	18,150	577,075
Lotte Shopping Co., Ltd.	5,065	873,474
LS Corp.	7,030	335,312
LS Industrial Systems Co., Ltd.	9,200	357,109
Medy-Tox, Inc.	3,894	1,508,535
Mirae Asset Daewoo Co., Ltd.	50,493	410,406
Mirae Asset Securities Co., Ltd.	21,435	510,150
Naver Corp.	3,879	2,461,163
NCsoft Corp.	5,150	1,157,389
NH Investment & Securities Co., Ltd.	42,208	392,899
NHN Entertainment Corp.(1)	4,718	277,690
Nong Shim Co., Ltd.	3,700	1,111,928
OCI Co., Ltd.(1)	15,570	1,298,305
ORION Corp.	1,600	1,317,848
POSCO	28,327	5,739,805
Posco Daewoo Corp.	21,675	415,306
S-Oil Corp.	36,885	2,539,832
S1 Corp.	9,450	858,169
Samsung C&T Corp.	17,126	2,073,105
Samsung Card Co., Ltd.	20,460	790,158
Samsung Electro-Mechanics Co., Ltd.	17,390	858,566
Samsung Electronics Co., Ltd.	12,303	16,928,647
Samsung Fire & Marine Insurance Co., Ltd.	9,974	2,376,806
Samsung Heavy Industries Co., Ltd.(1)	67,350	600,588
Samsung Life Insurance Co., Ltd.	26,010	2,262,834
Samsung SDI Co., Ltd.	10,466	989,435
Samsung Securities Co., Ltd.	16,440	556,234
Shinhan Financial Group Co., Ltd.	112,145	4,007,512
Shinsegae Co., Ltd.	5,075	825,769
SK Chemicals Co., Ltd.	15,660	935,340
SK Holdings Co., Ltd.	9,084	1,694,878

Security	Shares	Value

South Korea (continued)
SK Hynix, Inc.	59,163	$1,821,870
SK Innovation Co., Ltd.	61,379	8,088,417
SK Networks Co., Ltd.	64,010	355,789
SK Telecom Co., Ltd.	35,900	7,377,246
ViroMed Co., Ltd.(1)	9,440	1,075,452
Woori Bank	82,986	748,822
Yuanta Securities Korea Co., Ltd.(1)	78,565	258,753
Yuhan Corp.	6,229	1,704,416
Zyle Daewoo Motor Sales Corp.(1)	5,113	6,231

		$200,238,406

Sri Lanka — 0.7%
Access Engineering PLC	4,396,589	$698,886
Aitken Spence PLC	1,072,547	544,432
Ceylon Tobacco Co. PLC	140,993	899,265
Chevron Lubricants Lanka PLC	2,003,628	2,267,099
Commercial Bank of Ceylon PLC	3,227,425	2,897,304
DFCC Bank PLC	293,137	262,912
Dialog Axiata PLC	18,848,970	1,417,867
Distilleries Co. of Sri Lanka PLC	1,684,527	2,772,103
Hatton National Bank PLC	1,715,231	2,494,594
Hemas Holdings PLC	500,000	306,583
John Keells Holdings PLC	6,228,510	6,006,496
Lanka IOC PLC	1,982,523	476,765
National Development Bank PLC	885,555	993,007
Nations Trust Bank PLC	376,548	206,407
Sampath Bank PLC	1,114,235	1,770,485
Textured Jersey Lanka PLC	1,705,074	442,219

		$24,456,424

Taiwan — 5.8%
AcBel Polytech, Inc.	429,000	$355,000
Acer, Inc.	1,042,519	496,998
Advanced Semiconductor Engineering, Inc.	1,607,135	1,897,207
AirTAC International Group	102,150	765,552
Ambassador Hotel	298,000	243,926
AmTRAN Technology Co., Ltd.	650,067	451,613
Asia Cement Corp.	1,507,356	1,378,821
Asia Optical Co., Inc.(1)	198,907	171,894
Asustek Computer, Inc.	210,325	1,830,006
AU Optronics Corp.	3,273,837	1,337,862
Capital Securities Corp.	711,928	194,665
Catcher Technology Co., Ltd.	173,183	1,207,485
Cathay Financial Holding Co., Ltd.	2,193,533	2,467,538
Center Laboratories, Inc.(1)	434,500	945,196

21	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Chailease Holding Co., Ltd.	425,224	$755,016
Chang Hwa Commercial Bank, Ltd.	1,857,571	999,566
Cheng Shin Rubber Industry Co., Ltd.	1,362,672	2,844,670
Chicony Electronics Co., Ltd.	339,285	839,536
China Airlines, Ltd.	2,591,887	762,047
China Development Financial Holding Corp.	3,842,050	935,463
China Life Insurance Co., Ltd.	949,954	785,837
China Motor Corp.	881,315	667,543
China Petrochemical Development Corp.(1)	2,633,564	625,955
China Steel Corp.	6,459,734	4,468,728
Chipbond Technology Corp.	359,000	491,063
Chong Hong Construction Co., Ltd.	184,999	335,618
Chunghwa Telecom Co., Ltd.	2,646,746	9,458,191
Clevo Co.	394,155	356,443
Compal Electronics, Inc.	1,015,345	637,986
Coretronic Corp.	487,128	460,048
CTBC Financial Holding Co., Ltd.	4,598,403	2,538,759
Delta Electronics, Inc.	499,151	2,632,850
Dynapack International Technology Corp.	183,374	254,697
E Ink Holdings, Inc.(1)	1,234,000	732,475
E.Sun Financial Holding Co., Ltd.	2,482,398	1,386,368
Eclat Textile Co., Ltd.	139,372	1,562,243
Elan Microelectronics Corp.	345,300	409,851
Epistar Corp.(1)	526,472	406,911
EVA Airways Corp.(1)	1,654,523	787,573
Evergreen International Storage & Transport Corp.	868,000	358,004
Evergreen Marine Corp.	2,373,754	919,561
Everlight Electronics Co., Ltd.	406,291	661,360
Far Eastern Department Stores, Ltd.	1,427,995	817,330
Far Eastern New Century Corp.	2,912,695	2,276,151
Far EasTone Telecommunications Co., Ltd.	1,332,084	3,062,586
Faraday Technology Corp.	244,128	286,520
Feng Hsin Steel Co., Ltd.	183,260	241,461
FIH Mobile, Ltd.	1,391,000	474,042
First Financial Holding Co., Ltd.	2,421,042	1,343,581
Formosa Chemicals & Fibre Corp.	1,864,399	4,858,521
Formosa International Hotels Corp.	118,084	696,012
Formosa Petrochemical Corp.	1,005,320	2,860,331
Formosa Plastics Corp.	2,344,896	5,721,923
Formosa Taffeta Co., Ltd.	842,000	798,665
Formosan Rubber Group, Inc.	433,000	207,600
Foxconn Technology Co., Ltd.	285,235	692,188
Fubon Financial Holding Co., Ltd.	2,016,596	2,509,494
Giant Manufacturing Co., Ltd.	262,208	1,770,433
Gintech Energy Corp.(1)	223,166	164,453
Goldsun Building Materials Co., Ltd.	1,672,928	426,463

Security	Shares	Value

Taiwan (continued)
Great Wall Enterprise Co., Ltd.	930,888	$789,681
Highwealth Construction Corp.	441,669	674,049
Hiwin Technologies Corp.	230,720	1,132,464
Hon Hai Precision Industry Co., Ltd.	2,973,122	8,204,643
Hota Industrial Manufacturing Co., Ltd.	120,658	549,650
Hotai Motor Co., Ltd.	240,000	2,411,257
HTC Corp.	185,535	553,315
Hu Lane Associate, Inc.	181,000	810,627
Hua Nan Financial Holdings Co., Ltd.	2,481,465	1,354,468
Innolux Corp.	2,846,762	1,054,397
Inventec Corp.	960,966	746,911
Kenda Rubber Industrial Co., Ltd.	233,692	373,666
Kinpo Electronics, Inc.(1)	2,159,000	809,821
Kinsus Interconnect Technology Corp.	182,000	393,310
Largan Precision Co., Ltd.	27,795	2,988,187
Lite-On Technology Corp.	729,302	1,093,744
MediaTek, Inc.	372,462	2,843,752
Medigen Biotechnology Corp.(1)	69,000	175,377
Mega Financial Holding Co., Ltd.	2,860,730	2,243,379
Merida Industry Co., Ltd.	233,657	1,082,480
Motech Industries, Inc.(1)	155,451	162,059
Nan Kang Rubber Tire Co., Ltd.	1,153,253	1,021,357
Nan Ya Plastics Corp.	2,579,214	4,886,211
Neo Solar Power Corp.(1)	685,542	351,605
Novatek Microelectronics Corp., Ltd.	138,942	488,246
Pegatron Corp.	564,028	1,388,432
Phison Electronics Corp.	68,363	567,232
Pou Chen Corp.	1,957,819	2,672,442
Powertech Technology, Inc.	224,865	572,298
President Chain Store Corp.	619,664	5,034,562
Quanta Computer, Inc.	721,508	1,469,396
Radiant Opto-Electronics Corp.	141,264	226,872
Radium Life Tech Co., Ltd.	633,422	200,764
Realtek Semiconductor Corp.	164,002	594,766
Ruentex Development Co., Ltd.(1)	437,306	524,628
Ruentex Industries, Ltd.	701,060	1,121,408
Sanyang Motor Co., Ltd.(1)	1,819,866	1,237,859
ScinoPharm Taiwan, Ltd.	236,080	329,434
Shin Kong Financial Holding Co., Ltd.	3,899,606	793,150
Shin Kong Synthetic Fibers Corp.	1,321,483	354,914
Siliconware Precision Industries Co., Ltd.	561,243	844,808
Simplo Technology Co., Ltd.	205,889	727,662
Sino-American Silicon Products, Inc.	268,233	292,988
SinoPac Financial Holdings Co., Ltd.	3,506,278	1,132,835
Solar Applied Materials Technology Corp.(1)(3)	336,245	46,082
St. Shine Optical Co., Ltd.	22,000	532,625

22	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Synnex Technology International Corp.	730,818	$863,450
Tainan Spinning Co., Ltd.	941,822	425,685
Taishin Financial Holding Co., Ltd.	3,387,203	1,360,560
Taiwan Business Bank(1)	2,161,719	570,128
Taiwan Cement Corp.	1,909,830	2,030,159
Taiwan Cooperative Financial Holding Co., Ltd.	2,294,065	1,075,231
Taiwan Fertilizer Co., Ltd.	615,000	857,605
Taiwan Glass Industry Corp.(1)	542,564	229,704
Taiwan Mobile Co., Ltd.	1,302,296	4,489,949
Taiwan Semiconductor Manufacturing Co., Ltd.	4,013,465	21,679,484
Taiwan Tea Corp.	395,711	196,673
Tatung Co., Ltd.(1)	2,377,785	399,300
Teco Electric & Machinery Co., Ltd.	2,247,000	1,991,718
Tong Yang Industry Co., Ltd.	758,608	1,365,489
TPK Holding Co., Ltd.	155,148	297,099
Tripod Technology Corp.	396,535	812,108
TSRC Corp.	693,063	607,101
TTY Biopharm Co., Ltd.	534,330	1,827,754
Tung Ho Steel Enterprise Corp.	991,060	566,888
U-Ming Marine Transport Corp.	186,000	137,018
Uni-President Enterprises Corp.	4,204,831	8,593,607
Unimicron Technology Corp.	948,000	404,575
United Microelectronics Corp.	3,427,090	1,276,267
Walsin Lihwa Corp.(1)	2,539,000	732,609
Wan Hai Lines, Ltd.	518,962	268,516
Waterland Financial Holdings	1,118,368	285,913
Wei Chuan Food Corp.(1)	623,000	391,664
Wintek Corp.(1)(3)	1,892,877	0
Wistron Corp.	667,186	530,759
WPG Holdings Co., Ltd.	604,489	769,953
Xxentria Technology Materials Corp.	234,700	562,137
Yageo Corp.	166,897	284,559
Yang Ming Marine Transport(1)	2,468,755	565,951
YFY, Inc.	899,120	267,719
Yieh Phui Enterprise	1,772,943	462,500
Yuanta Financial Holding Co., Ltd.	2,872,629	1,009,477
Yulon Motor Co., Ltd.	1,112,950	989,725

		$198,064,726

Thailand — 3.2%
Advanced Info Service PCL(6)	999,300	$5,113,578
Airports of Thailand PCL(6)	374,100	4,247,773
AP Thailand PCL(6)	4,699,700	999,998
Bangkok Bank PCL(6)	230,600	1,132,322
Bangkok Dusit Medical Services PCL(6)	5,594,000	3,620,052

Security	Shares	Value

Thailand (continued)
Bangkok Land PCL(6)	13,071,100	$571,266
Banpu PCL(6)	2,202,000	996,174
BEC World PCL(6)	1,752,100	1,245,695
Berli Jucker PCL(6)	2,848,800	3,741,904
BTS Group Holdings PCL(6)	6,774,200	1,829,635
Bumrungrad Hospital PCL(6)	899,500	4,761,109
Central Pattana PCL(6)	537,000	887,198
Central Plaza Hotel PCL(6)	268,400	318,850
CH. Karnchang PCL(6)	1,209,220	1,175,434
Charoen Pokphand Foods PCL(6)	3,209,700	2,587,038
CP ALL PCL(6)	2,790,200	4,153,543
Delta Electronics (Thailand) PCL(6)	1,489,900	3,054,779
Electricity Generating PCL(6)	413,800	2,365,163
Glow Energy PCL(6)	877,300	2,162,766
Hana Microelectronics PCL(6)	1,730,900	1,443,859
Home Product Center PCL(6)	3,521,555	1,022,643
Indorama Ventures PCL(6)	2,106,900	2,016,980
IRPC PCL(6)	12,191,400	1,740,706
Italian-Thai Development PCL(1)(6)	4,208,006	806,289
Jasmine International PCL(6)	662,900	108,587
Kasikornbank PCL(6)	408,800	2,324,035
KCE Electronics PCL(6)	281,300	784,937
Khon Kaen Sugar Industry PCL(6)	4,836,480	545,389
Kiatnakin Bank PCL(6)	527,900	797,007
Krung Thai Bank PCL(6)	1,231,400	616,647
L.P.N. Development PCL(6)	1,255,000	472,724
Land & Houses PCL(6)	2,593,500	760,174
Minor International PCL(6)	2,813,577	3,296,072
Pruksa Real Estate PCL(6)	518,200	409,259
PTT Exploration & Production PCL(6)	1,304,598	3,127,564
PTT Global Chemical PCL(6)	1,844,950	3,237,591
PTT PCL(6)	663,860	6,351,794
Quality House PCL(6)	11,929,046	947,330
Ratchaburi Electricity Generating Holding PCL(6)	676,000	1,005,184
Robinson Department Store PCL(6)	644,300	1,222,494
Samart Corp. PCL(6)	2,188,100	1,000,696
Siam Cement PCL(6)	357,600	5,250,439
Siam City Cement PCL(6)	97,390	932,569
Siam Commercial Bank PCL(6)	535,300	2,444,785
Siam Global House PCL, (The)(6)	1,063,000	474,790
Sino-Thai Engineering & Construction PCL(6)	1,567,057	1,173,546
Superblock PCL(1)(6)	11,910,000	631,636
Thai Airways International PCL(1)(6)	2,173,900	1,580,014
Thai Beverage PCL	6,850,100	5,295,367
Thai Oil PCL(6)	923,800	1,618,356
Thai Union Group PCL(6)	2,452,708	1,538,005

23	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)
Thanachart Capital PCL(6)	363,800	$425,635
Thoresen Thai Agencies PCL(6)	2,584,565	684,824
TMB Bank PCL(6)	11,654,600	757,973
Total Access Communication PCL(6)	1,130,500	1,053,878
TPI Polene PCL(6)	18,986,000	1,246,449
True Corp. PCL(6)	14,791,190	3,805,375
TTCL PCL(6)	224,200	136,110
TTW PCL(6)	3,598,200	1,187,518

		$109,239,507

Turkey — 2.7%
Akbank TAS	1,842,533	$4,761,601
Akcansa Cimento AS	126,800	565,478
Aksa Akrilik Kimya Sanayii AS	322,613	842,797
Aksa Enerji Uretim AS(1)	600,923	451,312
Albaraka Turk Katilim Bankasi AS	522,467	213,724
Anadolu Efes Biracilik ve Malt Sanayii AS	301,358	2,043,081
Arcelik AS	773,171	5,290,137
Aygaz AS	279,132	1,051,135
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	592,900	828,637
BIM Birlesik Magazalar AS	320,185	5,923,087
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	69,682	168,473
Cimsa Cimento Sanayi ve Ticaret AS	141,400	710,645
Coca-Cola Icecek AS	102,495	1,272,513
Dogan Sirketler Grubu Holding AS(1)	1,732,915	366,067
Dogus Otomotiv Servis ve Ticaret AS	111,778	390,423
Eczacibasi Ilac Sanayi ve Ticaret AS	255,200	281,519
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,976,700	1,770,568
Enka Insaat ve Sanayi AS	1,372,762	2,025,382
Eregli Demir ve Celik Fabrikalari TAS	4,567,951	6,952,652
Ford Otomotiv Sanayi AS	208,281	2,272,420
Gubre Fabrikalari TAS	239,300	436,677
Haci Omer Sabanci Holding AS	1,240,418	3,708,752
Is Gayrimenkul Yatirim Ortakligi AS	746,987	412,883
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,655,090	1,184,005
KOC Holding AS	894,792	3,839,399
Koza Altin Isletmeleri AS(1)	152,600	519,055
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	780,100	225,406
Migros Ticaret AS(1)	75,000	408,477
Net Holding AS(1)	325,363	323,778
Pegasus Hava Tasimaciligi AS(1)	36,600	142,858
Petkim Petrokimya Holding AS	2,183,491	3,156,298
Sekerbank TAS(1)	765,199	312,827
TAV Havalimanlari Holding AS	201,088	737,685
Tekfen Holding AS	209,373	516,815

Security	Shares	Value

Turkey (continued)
Tofas Turk Otomobil Fabrikasi AS	340,613	$2,696,915
Trakya Cam Sanayii AS	271,889	223,412
Tupras-Turkiye Petrol Rafinerileri AS	368,450	7,885,174
Turk Hava Yollari AO(1)	774,945	1,344,586
Turk Sise ve Cam Fabrikalari AS	1,002,513	1,129,385
Turk Telekomunikasyon AS	1,346,358	2,726,211
Turkcell Iletisim Hizmetleri AS(1)	2,248,426	7,783,756
Turkiye Garanti Bankasi AS	2,256,182	5,549,795
Turkiye Halk Bankasi AS	624,600	1,648,712
Turkiye Is Bankasi, Class B	1,346,812	2,078,687
Turkiye Sinai Kalkinma Bankasi AS	751,658	330,328
Turkiye Vakiflar Bankasi TAO, Class D	982,100	1,457,031
Ulker Biskuvi Sanayi AS	269,059	1,783,802
Vestel Elektronik Sanayi ve Ticaret AS(1)	368,100	785,501
Yapi ve Kredi Bankasi AS(1)	648,885	751,776
Yazicilar Holding AS	158,584	618,602
Zorlu Enerji Elektrik Uretim AS(1)	692,954	371,752

		$93,271,991

Ukraine — 0.2%
Astarta Holding NV(1)	149,531	$1,881,211
Avangardco Investments Public, Ltd. GDR(1)(5)	138,412	110,764
Ferrexpo PLC	937,849	569,899
Kernel Holding SA	246,713	3,918,079
MHP SA GDR(5)	153,046	1,408,164

		$7,888,117

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	2,281,264	$4,226,653
Abu Dhabi National Hotels	465,151	487,580
Agthia Group PJSC	1,013,903	2,134,222
Air Arabia PJSC	7,103,683	2,805,623
Ajman Bank PJSC(1)	797,123	354,049
Al Waha Capital PJSC	2,092,394	1,127,755
Aldar Properties PJSC	4,132,498	3,245,214
Arabtec Holding PJSC(1)	6,821,504	2,737,971
Dana Gas PJSC(1)	5,241,906	800,906
DP World, Ltd.	447,522	7,588,610
Dubai Financial Market PJSC	1,928,561	698,052
Dubai Investments PJSC	1,767,836	1,026,525
Dubai Islamic Bank PJSC	1,313,689	1,930,628
Dubai Parks & Resorts PJSC(1)	4,892,600	2,204,952
Emaar Properties PJSC	3,707,666	6,957,109
Emirates Telecommunications Group Co. PJSC	426,800	2,325,727
First Gulf Bank PJSC	1,188,942	3,908,194

24	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Arab Emirates (continued)
Gulf Pharmaceutical Industries PSC	133,693	$83,657
National Bank of Abu Dhabi PJSC	1,701,141	4,506,818
National Bank of Ras Al-Khaimah PSC (The)	62,608	83,488
National Central Cooling Co. (Tabreed)	828,054	338,802
Ras Al Khaimah Ceramics	351,660	304,744
Ras Al Khaimah Properties PJSC	2,150,800	352,478
Union National Bank PJSC	1,992,209	2,462,134

		$52,691,891

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC(1)	1,556,456	$3,775,245
Bao Viet Holdings	307,150	814,086
Development Investment Construction Corp.(1)	322,120	125,808
FPT Corp.	288,334	530,268
HAGL JSC(1)	1,155,511	332,258
Hoa Phat Group JSC(1)	2,137,846	4,272,274
KIDO Group Corp.	633,520	821,701
Kinh Bac City Development Share Holding Corp.(1)	328,860	261,249
Masan Group Corp.(1)	272,520	782,326
PetroVietnam Construction JSC(1)	919,725	82,243
PetroVietnam Drilling & Well Services JSC	739,369	862,766
PetroVietnam Fertilizer & Chemical JSC	880,500	1,153,236
PetroVietnam Gas JSC	166,550	441,963
PetroVietnam Technical Services Corp.	1,236,400	942,925
Pha Lai Thermal Power JSC	483,390	334,204
Phu Nhuan Jewelry JSC	235,560	676,134
Refrigeration Electrical Engineering Corp.	812,383	750,849
Saigon Securities, Inc.(1)	198,000	203,726
Tan Tao Investment & Industry JSC(1)	1,554,838	342,170
Vietnam Construction and Import-Export JSC	621,655	415,825
Vietnam Dairy Products JSC	558,490	3,961,105
Vietnam Joint Stock Commercial Bank for Industry and Trade(1)	1,810,143	1,446,597
Vingroup JSC(1)	1,552,840	3,551,856

		$26,880,814

Total Common Stocks (identified cost $3,620,155,806)		$3,361,290,543

Equity-Linked Securities(4)(7) — 0.7%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.7%
Abdullah Al Othaim Markets	7/31/17	36,000	$947,912
Al Abdullatif Industrial Investment Co.	4/30/18	64,200	291,439
Al Rajhi Bank	1/22/18	149,493	2,247,171
Al Tayyar	3/5/18	70,167	670,733
Alinma Bank	1/22/18	250,600	880,358
Almarai Co.	7/31/17	79,199	1,143,000
Arab National Bank	5/12/17	70,000	334,103
Bank Albilad	3/5/18	124,748	554,661
Banque Saudi Fransi	1/22/18	100,840	590,191
Dar Al Arkan Real Estate Development	7/20/18	185,500	295,529
Etihad Etisalat Co.	11/20/17	134,038	881,890
Fawaz Abdulaziz Alhokair Co.	3/20/17	60,000	672,738
Jarir Marketing Co.	1/22/18	25,425	716,071
Mobile Telecommunications Co.	4/30/18	123,207	234,893
National Industrialization Co.	10/31/16	156,903	563,752
Rabigh Refining and Petrochemicals Co.	7/24/17	92,400	281,483
Riyad Bank	11/20/17	161,200	465,288
Sahara Petrochemical Co.	9/14/18	122,800	361,001
Samba Financial Group	6/29/17	182,240	912,330
Saudi Airlines Catering Co.	5/28/18	5,500	129,421
Saudi Arabian Amiantit Co.	4/30/18	106,500	220,790
Saudi Arabian Fertilizer Co.	7/31/17	35,791	574,990
Saudi Arabian Mining Co.	4/30/18	54,900	521,136
Saudi Basic Industries Corp.	1/22/18	107,696	2,358,322
Saudi British Bank	1/22/18	93,450	469,698
Saudi Cable Co.	7/20/18	97,900	162,499
Saudi Cement Co.	7/20/18	25,900	425,584
Saudi Chemical Co.	4/23/18	25,900	289,017
Saudi Electricity Co.	1/22/18	268,400	1,363,338
Saudi Industrial Investment Group	10/9/17	95,000	357,798
Saudi International Petrochemicals Co.	1/22/18	40,200	139,884
Saudi Kayan Petrochemical Co.	1/22/18	247,500	443,805
Saudi Telecom Co.	4/23/18	98,200	1,629,968
Savola Group	2/6/17	115,300	1,109,849
Yanbu National Petrochemical Co.	7/31/17	51,400	578,368

Total Equity-Linked Securities (identified cost $35,400,551)			$23,819,010

25	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Rights(1) — 0.0%(2)

Security	Shares	Value

Berli Jucker PCL, Exp. 8/4/16	712,200	$219,815
China Resources Beer Holdings Co., Ltd., Exp. 8/9/16	321,333	131,293
Flour Mills of Nigeria PLC	857,481	0
Metalurgica Gerdau SA, Exp. 8/9/16	454	2,262

Total Rights (identified cost $0)		$353,370

Warrants(1) — 0.0%(2)

Security	Shares	Value
Banpu PCL, Exp. 6/5/17, Strike THB 5.00	734,000	$209,684
WCT Holdings Bhd, Exp. 8/27/20, Strike MYR 2.08	256,616	11,663

Total Warrants (identified cost $0)		$221,347

Short-Term Investments — 0.1%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/16	$4,714	$4,713,859

Total Short-Term Investments (identified cost $4,713,859)		$4,713,859

Total Investments — 99.5% (identified cost $3,660,270,216)		$3,390,398,129

Other Assets, Less Liabilities — 0.5%		$16,581,353

Net Assets — 100.0%		$3,406,979,482

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $30,548,975 or 0.9% of the Fund’s net assets.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At July 31, 2016, the aggregate value of these securities is $63,752,017 or 1.9% of the Fund’s net assets.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	9.7%	$332,399,459
Hong Kong Dollar	8.0	270,981,961
Brazilian Real	6.9	236,561,698
South African Rand	6.2	213,001,231
Indian Rupee	5.9	200,981,261
South Korean Won	5.9	199,982,038
New Taiwan Dollar	5.8	197,590,684
Mexican Peso	4.6	155,537,411
Indonesian Rupiah	3.3	110,779,398
Chilean Peso	3.1	105,992,685
Philippine Peso	3.1	105,822,830
Polish Zloty	3.1	104,732,410
Thai Baht	3.1	104,373,639
Malaysian Ringgit	2.8	95,419,505
New Turkish Lira	2.7	93,271,991
Euro	2.4	81,285,685
Russian Ruble	2.1	70,151,855
Kuwaiti Dinar	1.8	62,678,070
United Arab Emirates Dirham	1.6	55,097,659
Qatari Riyal	1.5	52,690,211
Pakistani Rupee	1.5	52,489,605
Egyptian Pound	1.4	47,617,168
Colombian Peso	1.3	43,418,623
Czech Koruna	1.1	35,846,802
Other currency, less than 1% each	10.6	361,694,250

Total Investments	99.5%	$3,390,398,129

26	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	20.3%	$690,672,616
Materials	11.5	393,532,773
Consumer Staples	10.9	371,733,433
Telecommunication Services	9.9	338,766,127
Industrials	9.8	332,607,189
Energy	9.5	322,578,847
Consumer Discretionary	9.5	322,053,595
Utilities	7.0	237,613,388
Information Technology	6.5	223,000,809
Health Care	4.5	153,125,493
Short-Term Investments	0.1	4,713,859

Total Investments	99.5%	$3,390,398,129

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

MYR	–	Malaysian Ringgit
THB	–	Thai Baht

27	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2016
Investments, at value (identified cost, $3,660,270,216)	$3,390,398,129
Cash	350,748
Foreign currency, at value (identified cost, $8,057,908)	7,719,564
Dividends and interest receivable	12,497,847
Receivable for investments sold	987,937
Receivable for Fund shares sold	2,594,455
Tax reclaims receivable	1,323,100
Total assets	$3,415,871,780

Liabilities
Payable for Fund shares redeemed	$3,389,735
Payable to affiliates:
Investment adviser fee	2,226,516
Administration fee	426,246
Distribution and service fees	126,542
Accrued foreign capital gains taxes	560,683
Accrued expenses	2,162,576
Total liabilities	$8,892,298
Net Assets	$3,406,979,482

Sources of Net Assets
Paid-in capital	$3,840,146,126
Accumulated net realized loss	(196,507,583)
Accumulated undistributed net investment income	34,204,932
Net unrealized depreciation	(270,863,993)
Total	$3,406,979,482

Investor Class Shares
Net Assets	$561,302,837
Shares Outstanding	43,444,706
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.92

Class C Shares
Net Assets	$10,006,510
Shares Outstanding	787,593
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.71

Institutional Class Shares
Net Assets	$2,190,004,074
Shares Outstanding	168,617,382
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.99

Class R6 Shares
Net Assets	$645,666,061
Shares Outstanding	49,702,217
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.99

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

28	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2016
Dividends (net of foreign taxes, $7,548,968)	$64,326,291
Interest	652
Total investment income	$64,326,943

Expenses
Investment adviser fee	$12,409,730
Administration fee	2,370,061
Distribution and service fees
Investor Class	689,105
Class C	49,245
Trustees’ fees and expenses	34,000
Custodian fee	1,658,987
Transfer and dividend disbursing agent fees	717,202
Legal and accounting services	71,186
Printing and postage	105,133
Registration fees	57,589
Miscellaneous	95,115
Total expenses	$18,257,353

Net investment income	$46,069,590

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(85,853,588)
Foreign currency transactions	(41,086)
Net realized loss	$(85,894,674)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $134,052)	$591,617,389
Foreign currency	(134,447)
Net change in unrealized appreciation (depreciation)	$591,482,942

Net realized and unrealized gain	$505,588,268

Net increase in net assets from operations	$551,657,858

29	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016
From operations —
Net investment income	$46,069,590	$66,995,643
Net realized loss from investment and foreign currency transactions	(85,894,674)	(105,177,330)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	591,482,942	(727,699,829)
Net increase (decrease) in net assets from operations	$551,657,858	$(765,881,516)
Distributions to shareholders —
From net investment income
Investor Class	$(6,754,547)	$(774,640)
Class C	(115,100)	(3,739)
Institutional Class	(25,886,541)	(5,208,750)
Class R6	(7,738,162)	(1,628,400)
From net realized gain
Investor Class	—	(8,843,802)
Class C	—	(190,277)
Institutional Class	—	(39,758,650)
Class R6	—	(8,307,331)
Total distributions to shareholders	$(40,494,350)	$(64,715,589)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$39,328,029	$349,528,848
Class C	47,988	558,417
Institutional Class	358,288,517	866,216,524
Class R6	34,324,673	127,497,925
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	6,620,034	9,380,760
Class C	103,527	162,399
Institutional Class	20,387,155	35,978,317
Class R6	7,148,947	9,527,391
Cost of shares redeemed
Investor Class	(100,720,563)	(288,580,164)
Class C	(1,299,916)	(4,238,349)
Institutional Class	(314,291,185)	(1,779,172,350)
Class R6	(49,286,720)	(37,422,332)
Net increase (decrease) in net assets from Fund share transactions	$650,486	$(710,562,614)

Net increase (decrease) in net assets	$511,813,994	$(1,541,159,719)

Net Assets
At beginning of period	$2,895,165,488	$4,436,325,207
At end of period	$3,406,979,482	$2,895,165,488

Accumulated undistributed net investment income included in net assets
At end of period	$34,204,932	$28,629,692

30	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Financial Highlights

	Investor Class
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31,				Period Ended January 31, 2012(1)		Year Ended October 31, 2011
			2016	2015	2014	2013
Net asset value — Beginning of period	$10.990		$13.850	$14.070	$15.260	$13.940	$13.750		$15.540

Income (Loss) From Operations
Net investment income (loss)(2)	$0.161		$0.185	$0.204	$0.201	$0.173	$(0.014)		$0.201
Net realized and unrealized gain (loss)	1.920		(2.851)	(0.166)	(1.204)	1.339	0.328		(1.826)

Total income (loss) from operations	$2.081		$(2.666)	$0.038	$(1.003)	$1.512	$0.314		$(1.625)

Less Distributions
From net investment income	$(0.151)		$(0.016)	$(0.180)	$(0.187)	$(0.181)	$(0.124)		$(0.165)
From net realized gain	—		(0.178)	(0.078)	—	—	—		—
Tax return of capital	—		—	—	—	(0.011)	—		—

Total distributions	$(0.151)		$(0.194)	$(0.258)	$(0.187)	$(0.192)	$(0.124)		$(0.165)

Redemption fees(2)(3)	$—		$—	$—	$—	$—	$—		$0.000 (4)

Net asset value — End of period	$12.920		$10.990	$13.850	$14.070	$15.260	$13.940		$13.750

Total Return(5)	19.04	%(6)	(19.59)%	0.25%	(6.62)%	10.89%	2.38	%(6)	(10.59)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$561,303		$527,198	$599,094	$755,768	$738,776	$493,567		$481,194
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.37	%(8)	1.37%	1.36%	1.38%	1.42%	1.45	%(8)	1.45%
Net investment income (loss)	2.68	%(8)	1.43%	1.34%	1.36%	1.22%	(0.43	)%(8)	1.33%
Portfolio Turnover	4	%(6)	8%	9%	7%	3%	0	%(6)(9)	3%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Amount is less than 0.5%.

31	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31,				Period Ended January 31, 2012(1)		Year Ended October 31, 2011
			2016	2015	2014	2013
Net asset value — Beginning of period	$10.840		$13.760	$13.960	$15.130	$13.820	$13.530		$15.310

Income (Loss) From Operations
Net investment income (loss)(2)	$0.114		$0.096	$0.094	$0.091	$0.095	$(0.038)		$0.074
Net realized and unrealized gain (loss)	1.899		(2.834)	(0.163)	(1.188)	1.294	0.333		(1.792)

Total income (loss) from operations	$2.013		$(2.738)	$(0.069)	$(1.097)	$1.389	$0.295		$(1.718)

Less Distributions
From net investment income	$(0.143)		$(0.004)	$(0.053)	$(0.073)	$(0.075)	$(0.005)		$(0.062)
From net realized gain	—		(0.178)	(0.078)	—	—	—		—
Tax return of capital	—		—	—	—	(0.004)	—		—

Total distributions	$(0.143)		$(0.182)	$(0.131)	$(0.073)	$(0.079)	$(0.005)		$(0.062)

Redemption fees(2)(3)	$—		$—	$—	$—	$—	$—		$0.000 (4)

Net asset value — End of period	$12.710		$10.840	$13.760	$13.960	$15.130	$13.820		$13.530

Total Return(5)	18.67	%(6)	(20.23)%	(0.51)%	(7.27)%	10.07%	2.18	%(6)	(11.27)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,007		$9,573	$15,996	$19,779	$23,348	$22,646		$22,866
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.12	%(8)	2.12%	2.11%	2.13%	2.16%	2.19	%(8)	2.19%
Net investment income (loss)	1.92	%(8)	0.74%	0.63%	0.63%	0.68%	(1.18	)%(8)	0.49%
Portfolio Turnover	4	%(6)	8%	9%	7%	3%	0	%(6)(9)	3%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Amount is less than 0.5%.

32	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Financial Highlights — continued

	Institutional Class
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31,				Period Ended January 31, 2012(1)		Year Ended October 31, 2011
			2016	2015	2014	2013
Net asset value — Beginning of period	$11.040		$13.890	$14.110	$15.310	$13.970	$13.810		$15.580

Income (Loss) From Operations
Net investment income (loss)(2)	$0.179		$0.233	$0.243	$0.224	$0.222	$(0.006)		$0.233
Net realized and unrealized gain (loss)	1.925		(2.880)	(0.162)	(1.197)	1.339	0.322		(1.821)

Total income (loss) from operations	$2.104		$(2.647)	$0.081	$(0.973)	$1.561	$0.316		$(1.588)

Less Distributions
From net investment income	$(0.154)		$(0.025)	$(0.223)	$(0.227)	$(0.209)	$(0.156)		$(0.182)
From net realized gain	—		(0.178)	(0.078)	—	—	—		—
Tax return of capital	—		—	—	—	(0.012)	—		—

Total distributions	$(0.154)		$(0.203)	$(0.301)	$(0.227)	$(0.221)	$(0.156)		$(0.182)

Redemption fees(2)(3)	$—		$—	$—	$—	$—	$—		$0.000 (4)

Net asset value — End of period	$12.990		$11.040	$13.890	$14.110	$15.310	$13.970		$13.810

Total Return(5)	19.17	%(6)	(19.40)%	0.55%	(6.42)%	11.22%	2.41	%(6)	(10.39)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,190,004		$1,803,056	$3,227,614	$3,392,890	$2,739,147	$1,988,618		$1,845,906
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.12	%(8)	1.12%	1.11%	1.13%	1.16%	1.20	%(8)	1.20%
Net investment income (loss)	2.96	%(8)	1.77%	1.59%	1.52%	1.56%	(0.18	)%(8)	1.53%
Portfolio Turnover	4	%(6)	8%	9%	7%	3%	0	%(6)(9)	3%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Amount is less than 0.5%.

33	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Financial Highlights — continued

	Class R6
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31, 2016	Period Ended January 31, 2015(1)
Net asset value — Beginning of period	$11.040		$13.890	$16.010

Income (Loss) From Operations
Net investment income(2)	$0.181		$0.223	$0.027
Net realized and unrealized gain (loss)	1.924		(2.861)	(1.842)

Total income (loss) from operations	$2.105		$(2.638)	$(1.815)

Less Distributions
From net investment income	$(0.155)		$(0.034)	$(0.227)
From net realized gain	—		(0.178)	(0.078)

Total distributions	$(0.155)		$(0.212)	$(0.305)

Net asset value — End of period	$12.990		$11.040	$13.890

Total Return(3)	19.17	%(4)	(19.34)%	(11.36	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$645,666		$555,338	$593,622
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.07	%(6)	1.07%	1.07	%(6)
Net investment income	3.00	%(6)	1.72%	0.31	%(6)
Portfolio Turnover	4	%(4)	8%	9	%(7)

(1)	For the period from the commencement of operations, July 1, 2014, to January 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2015.

34	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Investor Class, Institutional Class and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or qualified retirement plans. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

35

Parametric Emerging Markets Fund

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

As of July 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

I  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K  Interim Financial Statements — The interim financial statements relating to July 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $105,464,405 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The

36

Parametric Emerging Markets Fund

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2016, $9,491,454 are short-term and $95,972,951 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,677,263,412

Gross unrealized appreciation	$624,110,823
Gross unrealized depreciation	(910,976,106)

Net unrealized depreciation	$(286,865,283)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion, 0.775% on net assets of $1 billion but less than $2.5 billion, 0.75% on net assets of $2.5 billion but less than $5 billion, 0.73% on net assets of $5 billion but less than $7.5 billion and 0.71% on net assets of $7.5 billion and over, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended July 31, 2016, the investment adviser fee amounted to $12,409,730 or 0.78% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended July 31, 2016, the administration fee amounted to $2,370,061.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2016, EVM earned $18,525 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2016 amounted to $689,105 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2016, the Fund paid or accrued to EVD $36,934 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2016 amounted to $12,311 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

37

Parametric Emerging Markets Fund

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2016, the Fund was informed that EVD received approximately $300 of CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $155,226,646 and $132,741,109, respectively, for the six months ended July 31, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016

Sales	3,253,544	26,531,746
Issued to shareholders electing to receive payments of distributions in Fund shares	551,210	644,726
Redemptions	(8,319,943)	(22,460,520)

Net increase (decrease)	(4,515,189)	4,715,952

Class C	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016

Sales	4,049	45,005
Issued to shareholders electing to receive payments of distributions in Fund shares	8,751	11,254
Redemptions	(107,972)	(335,903)

Net decrease	(95,172)	(279,644)

Institutional Class	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016

Sales	29,837,195	68,303,104
Issued to shareholders electing to receive payments of distributions in Fund shares	1,689,076	2,480,975
Redemptions	(26,251,121)	(139,867,250)

Net increase (decrease)	5,275,150	(69,083,171)

38

Parametric Emerging Markets Fund

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

Class R6	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016

Sales	2,898,769	9,782,930
Issued to shareholders electing to receive payments of distributions in Fund shares	591,801	664,249
Redemptions	(4,098,005)	(2,867,760)

Net increase (decrease)	(607,435)	7,579,419

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2016.

On September 2, 2016, the Fund renewed its line of credit agreement, which expires September 1, 2017. Under the terms of the renewed credit agreement, the commitment amount was changed to $545 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.15%.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

Parametric Emerging Markets Fund

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

At July 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$29,723,953	$1,446,928,853		$335,152	$1,476,987,958
Emerging Europe	26,705,723	583,069,553		3,418	609,778,694
Latin America	673,691,818	—		1,032,287	674,724,105
Middle East/Africa	12,236,578	587,522,771		40,437	599,799,786

Total Common Stocks	$742,358,072	$2,617,521,177	**	$1,411,294	$3,361,290,543

Equity-Linked Securities	$—	$23,819,010		$—	$23,819,010
Rights	133,555	219,815		—	353,370
Warrants	221,347	—		—	221,347
Short-Term Investments	—	4,713,859		—	4,713,859

Total Investments	$742,712,974	$2,646,273,861		$1,411,294	$3,390,398,129

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2016 is not presented. At July 31, 2016, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

40

Parametric Emerging Markets Fund

July 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

41

Parametric Emerging Markets Fund

July 31, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Parametric Emerging Markets Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board considered the abilities and experience of investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

42

Parametric Emerging Markets Fund

July 31, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies, if any, of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

43

Parametric Emerging Markets Fund

July 31, 2016

Officers and Trustees

Officers of Parametric Emerging Markets Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Emerging Markets Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

44

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

45

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7750 7.31.16

Parametric International Equity Fund Semiannual Report July 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2016

Parametric International Equity Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	33

Officers and Trustees	36

Important Notices	37

Parametric International Equity Fund

July 31, 2016

Performance1,2

Portfolio Managers Thomas Seto, Timothy W. Atwill, Ph.D., CFA and Paul Bouchey, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	04/01/2010	04/01/2010	8.78%	–2.22%	3.91%	4.98%
Institutional Class at NAV	04/01/2010	04/01/2010	8.88	–1.92	4.19	5.26
Class R at NAV	08/10/2015	04/01/2010	8.53	–2.52	3.85	4.93
Class R6 at NAV	08/10/2015	04/01/2010	8.87	–1.90	4.20	5.26
MSCI EAFE Index	—	—	8.25%	–7.53%	3.02%	3.98%

% Total Annual Operating Expense Ratios[3]			Investor Class	Institutional Class	Class R	Class R6
Gross			1.20%	0.95%	1.45%	0.92%
Net			0.90	0.65	1.15	0.62

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric International Equity Fund

July 31, 2016

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Nestle SA	1.1%

Vodafone Group PLC	0.9

National Grid PLC	0.8

Deutsche Telekom AG	0.8

KDDI Corp.	0.8

Telstra Corp., Ltd.	0.8

GlaxoSmithKline PLC	0.7

Total SA	0.7

Air Liquide SA	0.7

Unilever NV	0.7

Total	8.0%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

3

Parametric International Equity Fund

July 31, 2016

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked. In the performance table, the performance of Class R is linked to Investor Class and the performance of Class R6 is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective September 1, 2016, Timothy W. Atwill, Ph.D., CFA, joined Thomas Seto and Paul Bouchey, CFA as a co-portfolio manager of the Fund.

4

Parametric International Equity Fund

July 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 – July 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/16)	Ending Account Value (7/31/16)	Expenses Paid During Period* (2/1/16 – 7/31/16)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,087.80	$4.67	**	0.90%
Institutional Class	$1,000.00	$1,088.80	$3.38	**	0.65%
Class R	$1,000.00	$1,085.30	$5.96	**	1.15%
Class R6	$1,000.00	$1,088.70	$3.22	**	0.62%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,020.40	$4.52	**	0.90%
Institutional Class	$1,000.00	$1,021.60	$3.27	**	0.65%
Class R	$1,000.00	$1,019.10	$5.77	**	1.15%
Class R6	$1,000.00	$1,021.80	$3.12	**	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2016.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Parametric International Equity Fund

July 31, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 101.2%

Security	Shares	Value

Australia — 8.2%
1-Page, Ltd.(1)	24,808	$7,566
Aconex, Ltd.(1)	20,673	125,911
Adelaide Brighton, Ltd.	13,200	59,322
AGL Energy, Ltd.	40,044	626,920
Alumina, Ltd.	55,500	56,115
Amcor, Ltd.	10,892	124,476
Ansell, Ltd.	2,656	39,134
APA Group	64,175	474,591
ARB Corp., Ltd.	2,740	37,831
Ardent Leisure Group	12,741	20,563
Aristocrat Leisure, Ltd.	13,434	163,047
Asciano, Ltd.	19,164	133,060
Automotive Holdings Group, Ltd.	8,319	27,266
Beach Energy, Ltd.	149,106	64,464
Boral, Ltd.	7,182	37,559
Brambles, Ltd.	21,682	221,801
Caltex Australia, Ltd.	7,309	184,838
Cleanaway Waste Management, Ltd.	55,685	36,195
Cochlear, Ltd.	368	37,179
Commonwealth Bank of Australia	4,269	251,302
Computershare, Ltd.	23,070	155,768
CSG, Ltd.	39,369	46,836
CSL, Ltd.	6,478	580,912
CSR, Ltd.	25,925	75,888
Dexus Property Group	10,799	80,201
Domino’s Pizza Enterprises, Ltd.	1,673	95,848
DuluxGroup, Ltd.	10,000	50,515
Event Hospitality and Entertainment, Ltd.	3,962	44,568
Fairfax Media, Ltd.	95,778	76,521
Fortescue Metals Group, Ltd.	33,300	113,574
Goodman Group	4,772	27,369
GPT Group (The)	15,885	67,750
GUD Holdings, Ltd.	3,393	25,941
GWA Group, Ltd.	23,533	37,695
Healthscope, Ltd.	21,535	48,502
Iluka Resources, Ltd.	9,500	51,094
Incitec Pivot, Ltd.	24,973	54,678
Insurance Australia Group, Ltd.	10,182	46,832
IRESS, Ltd.	9,077	78,032
Iron Mountain, Inc. CDI	279	11,552
iSentia Group, Ltd.	12,985	31,067
James Hardie Industries PLC CDI	4,080	67,696
JB Hi-Fi, Ltd.	2,369	46,742
Link Administration Holdings, Ltd.(1)	13,415	88,090

Security	Shares	Value

Australia (continued)
Macquarie Atlas Roads Group	13,855	$61,348
Mantra Group, Ltd.	15,349	41,978
McMillan Shakespeare, Ltd.	3,100	33,246
Mirvac Group	42,165	70,538
National Australia Bank, Ltd.	6,809	137,652
Navitas, Ltd.	7,563	34,154
Newcrest Mining, Ltd.(1)	4,400	85,697
Nine Entertainment Co. Holdings, Ltd.	44,737	37,310
Orica, Ltd.	5,800	62,622
Origin Energy, Ltd.	48,547	204,707
Orora, Ltd.	18,060	39,569
Premier Investments, Ltd.	3,446	42,507
Primary Health Care, Ltd.	7,957	24,755
Ramsay Health Care, Ltd.	2,040	122,208
Rio Tinto, Ltd.	4,493	171,458
Scentre Group	21,488	86,607
Select Harvests, Ltd.	5,679	32,946
Sims Metal Management, Ltd.	5,711	36,808
Sonic Healthcare, Ltd.	9,334	163,058
Southern Cross Media Group, Ltd.	25,786	24,753
SpeedCast International, Ltd.	12,175	35,846
Spotless Group Holdings, Ltd.	56,010	50,873
Star Entertainment Group, Ltd. (The)	16,693	75,398
Stockland	14,439	55,412
Suncorp Group, Ltd.	6,027	61,528
Super Retail Group, Ltd.	3,746	27,942
Sydney Airport	22,376	128,856
Tabcorp Holdings, Ltd.	22,318	83,043
Tatts Group, Ltd.	36,725	115,260
Telstra Corp., Ltd.	217,646	954,617
Transurban Group	30,586	292,237
Treasury Wine Estates, Ltd.	16,804	123,432
Vicinity Centres	20,937	55,172
Village Roadshow, Ltd.	4,552	18,635
Washington H. Soul Pattinson & Co., Ltd.	8,364	110,676
Wesfarmers, Ltd.	16,647	544,459
Westfield Corp.	5,863	47,662
Westpac Banking Corp.	9,340	221,006
Whitehaven Coal, Ltd.(1)	54,939	71,015
Woodside Petroleum, Ltd.	17,317	353,741
Woolworths, Ltd.	19,916	354,925
WPP AUNZ, Ltd.	37,384	35,797

		$10,064,264

6	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Austria — 1.0%
ams AG	4,222	$139,982
Austria Technologie & Systemtechnik AG	1,392	16,514
CA Immobilien Anlagen AG	1,562	29,355
Conwert Immobilien Invest SE	2,111	34,731
DO & Co. AG	949	74,789
Erste Group Bank AG	906	24,010
EVN AG	2,151	25,134
Immofinanz AG(1)	26,800	58,349
Oesterreichische Post AG	4,264	148,806
OMV AG	4,560	121,800
Porr AG	1,731	49,311
RHI AG	858	17,810
S&T AG	4,566	40,059
Schoeller-Bleckmann Oilfield Equipment AG	688	42,305
Telekom Austria AG	7,553	44,437
UNIQA Insurance Group AG	2,146	13,278
Verbund AG	9,599	150,321
Vienna Insurance Group	607	12,037
Voestalpine AG	3,799	133,974
Wienerberger AG	3,907	60,273

		$1,237,275

Belgium — 1.9%
Ackermans & van Haaren NV	418	$50,596
Ageas	1,632	54,866
Agfa-Gevaert NV(1)	8,501	30,645
Anheuser-Busch Inbev SA/NV	3,258	420,908
Barco NV	628	48,336
Befimmo SCA Sicafi	400	27,185
Bekaert SA	1,571	71,995
bpost SA	4,751	124,510
Cofinimmo	337	42,108
Colruyt SA	400	22,313
D’Ieteren SA/NV	858	37,596
Econocom Group SA/NV	4,666	61,116
Elia System Operator SA/NV	1,508	80,373
Euronav SA	5,783	49,840
EVS Broadcast Equipment SA	1,040	35,113
Galapagos NV(1)	1,999	109,058
Gimv NV	608	33,033
Groupe Bruxelles Lambert SA	777	65,548
Kinepolis	733	32,738
Nyrstar NV(1)	4,027	36,694
Proximus SADP	6,399	199,750
Sofina SA	347	46,445
Telenet Group Holding NV(1)	2,884	136,778

Security	Shares	Value

Belgium (continued)
Tessenderlo Chemie NV(1)	1,992	$67,764
UCB SA	3,210	251,163
Umicore SA	3,110	179,943
Warehouses De Pauw CVA	220	22,685

		$2,339,099

Denmark — 1.9%
A.P. Moller-Maersk A/S, Class A	39	$50,992
A.P. Moller-Maersk A/S, Class B	54	73,359
Bakkafrost P/F	969	37,753
Carlsberg A/S, Class B	2,519	250,170
Chr. Hansen Holding A/S	2,040	128,298
Danske Bank A/S	8,727	237,332
DSV A/S	2,805	124,902
FLSmidth & Co. A/S	687	27,624
GN Store Nord A/S	898	16,961
H Lundbeck AS(1)	626	25,447
ISS A/S	890	34,328
Jyske Bank A/S	993	41,290
Matas A/S	1,465	25,863
Novo Nordisk A/S, Class B	6,161	350,353
Novozymes A/S, Class B	4,783	234,746
Pandora A/S	2,170	282,645
Rockwool International A/S	246	46,577
Royal Unibrew A/S	945	43,466
Schouw & Co.	475	27,564
SimCorp A/S	1,728	89,485
TDC A/S	26,972	142,006
Topdanmark A/S(1)	1,346	33,376
Tryg A/S	1,443	26,899
William Demant Holding(1)	990	20,216

		$2,371,652

Finland — 2.0%
Amer Sports Oyj	5,077	$144,138
Elisa Oyj	6,210	225,302
Fiskars Oyj Abp	2,200	44,605
Fortum Oyj	15,013	249,397
Huhtamaki Oyj	1,924	84,539
Kemira Oyj	3,783	49,756
Kesko Oyj, Class B	4,822	214,985
Kone Oyj, Class B	3,256	164,978
Metsa Board Oyj	2,363	13,814
Metso Oyj	1,680	46,618
Neste Oyj	6,345	240,790

7	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Finland (continued)
Nokia Oyj	37,274	$215,052
Oriola-KD Oyj, Series B	6,575	30,884
Orion Oyj, Class B	5,433	222,577
Raisio Oyj	5,770	26,571
Sampo Oyj, Class A	4,646	192,454
Sanoma Oyj	6,906	55,446
Sponda Oyj	5,906	27,089
Stora Enso Oyj	10,080	91,572
Tieto Oyj	900	25,914
Uponor Oyj	2,142	39,825
Valmet Oyj	2,592	33,865

		$2,440,171

France — 8.1%
Accor SA	1,838	$76,946
ADP	489	52,014
Air Liquide SA	8,110	864,619
Airbus Group SE	2,887	170,313
Alstom SA(1)	2,298	56,587
Alten SA	1,223	84,830
Altran Technologies SA	7,912	114,871
Atos SE	1,969	193,012
bioMerieux	279	38,572
BNP Paribas SA	6,511	322,973
Bouygues SA	1,412	41,828
Christian Dior SE	390	70,537
CNP Assurances	2,298	35,110
Compagnie Generale des Etablissements Michelin, Class B	1,188	121,423
Danone SA	5,411	414,990
Dassault Systemes SA	3,427	283,063
Edenred	2,324	52,722
Engie SA	33,939	558,621
Euler Hermes Group	307	25,390
Eurazeo SA	735	46,991
Eutelsat Communications SA	1,770	35,200
Fonciere des Regions	470	44,226
Gecina SA	349	52,896
Groupe Eurotunnel SE	4,517	46,944
Hermes International	173	74,453
ICADE	448	34,562
Iliad SA	2,964	576,045
Ingenico Group SA	1,688	185,060
Ipsen SA	859	56,046
Kering SA	588	111,748
Klepierre	1,536	73,653
Korian SA	1,362	48,245

Security	Shares	Value

France (continued)
L’Oreal SA	2,330	$442,710
Lagardere SCA	1,608	41,078
LVMH Moet Hennessy Louis Vuitton SE	1,690	289,400
Neopost SA	3,120	86,635
Nexity SA	1,269	67,504
Orange SA	22,402	343,804
Orpea	747	66,016
Remy Cointreau SA	1,470	128,572
Rexel SA	3,275	48,705
Rubis SCA	2,227	179,734
Safran SA	1,656	112,569
Sanofi	7,999	681,301
Sartorius Stedim Biotech	786	55,827
SCOR SE	2,105	61,495
Sodexo SA	863	101,084
Sopra Steria Group	819	96,187
Suez	5,361	87,006
Technip SA	1,507	84,494
Teleperformance	618	57,501
Thales SA	1,146	104,377
Total SA	18,340	882,041
Unibail-Rodamco SE	746	205,458
Veolia Environnement SA	8,416	186,523
Vicat SA	1,837	109,716
Vinci SA	2,730	207,494
Virbac SA(1)	157	30,926
Vivendi SA	6,567	128,948
Wendel SA	480	51,269
Zodiac Aerospace	2,664	59,986

		$9,962,850

Germany — 8.2%
Adidas AG	1,352	$222,096
Allianz SE	2,898	415,239
alstria office REIT AG	2,172	30,248
BASF SE	7,177	563,765
Bayer AG	5,634	605,643
Bayerische Motoren Werke AG, PFC Shares	687	49,793
Brenntag AG	1,284	63,784
Daimler AG	5,553	377,516
Deutsche EuroShop AG	619	29,359
Deutsche Lufthansa AG	3,810	45,288
Deutsche Telekom AG	57,702	981,659
Deutsche Wohnen AG, Bearer Shares	2,700	101,085
E.ON SE	69,469	745,046
Evonik Industries AG	1,623	50,627

8	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Germany (continued)
Fraport AG	1,039	$56,824
Freenet AG	2,445	68,271
Fresenius Medical Care AG & Co. KGaA	1,217	111,158
Fresenius SE & Co. KGaA	2,705	202,057
Fuchs Petrolub SE, PFC Shares	1,198	50,586
GEA Group AG	1,564	83,508
Gerresheimer AG	360	30,907
Grand City Properties SA	1,598	35,566
Hannover Rueck SE	760	77,736
HeidelbergCement AG	1,350	114,360
Henkel AG & Co. KGaA	3,663	397,628
Henkel AG & Co. KGaA, PFC Shares	5,334	664,647
Hugo Boss AG	623	36,972
Kabel Deutschland Holding AG	314	37,204
KION Group AG	1,797	98,537
Krones AG	267	26,708
KWS Saat SE	176	56,175
LANXESS AG	989	46,730
LEG Immobilien AG	783	78,614
Linde AG	1,381	198,470
MAN SE	587	61,551
Merck KGaA	880	97,184
MTU Aero Engines AG	832	85,019
Muenchener Rueckversicherungs-Gesellschaft AG	912	152,095
Nemetschek SE	1,372	86,371
Porsche Automobil Holding SE, PFC Shares	1,013	52,974
ProSiebenSat.1 Media SE	2,109	96,606
Rational AG	70	33,863
RWE AG(1)	15,994	284,487
SAP SE	8,981	786,048
Sartorius AG, PFC Shares	820	65,565
Siemens AG	5,201	564,550
Software AG	3,450	139,204
Stada Arzneimittel AG	691	37,299
Symrise AG	1,150	81,090
TAG Immobilien AG	2,395	34,097
Talanx AG	794	23,881
Telefonica Deutschland Holding AG	10,035	40,973
TUI AG	3,314	43,145
Volkswagen AG	452	66,839
Volkswagen AG, PFC Shares	1,232	173,334
Vonovia SE	3,427	135,871
Wincor Nixdorf AG(1)	775	48,441
Wincor Nixdorf AG(1)	668	36,963
Wirecard AG	1,800	83,755

		$10,065,011

Security	Shares	Value

Hong Kong — 4.0%
Bank of East Asia, Ltd. (The)	10,000	$41,397
BOC Hong Kong (Holdings), Ltd.	18,000	59,265
Brightoil Petroleum Holdings, Ltd.	103,000	30,360
Cafe de Coral Holdings, Ltd.	18,000	60,567
Cathay Pacific Airways, Ltd.	11,000	17,889
Cheung Kong Infrastructure Holdings, Ltd.	14,000	123,939
China Innovationpay Group, Ltd.(1)	484,000	25,395
China Traditional Chinese Medicine Holdings Co., Ltd.(1)	172,000	70,372
CK Hutchison Holdings, Ltd.	26,996	316,418
CLP Holdings, Ltd.	34,000	354,344
Dairy Farm International Holdings, Ltd.	24,100	161,162
Esprit Holdings, Ltd.(1)	44,800	35,971
G-Resources Group, Ltd.	1,836,000	32,264
GCL New Energy Holdings, Ltd.(1)	600,000	25,992
Global Brands Group Holdings, Ltd.(1)	126,000	11,069
Hang Lung Group, Ltd.	13,000	42,124
Hang Lung Properties, Ltd.	18,000	39,009
Hang Seng Bank, Ltd.	4,800	85,929
HC International, Inc.(1)	58,000	33,869
Henderson Land Development Co., Ltd.	6,655	39,725
HK Electric Investments & HK Electric Investments, Ltd.(3)	96,000	91,963
HKBN, Ltd.	46,500	55,662
HKT Trust and HKT, Ltd.	140,000	222,131
Honbridge Holdings, Ltd.(1)	282,000	19,038
Hong Kong Exchanges and Clearing, Ltd.	4,900	121,315
Hongkong Land Holdings, Ltd.	9,300	59,671
Hopewell Holdings, Ltd.	8,000	26,498
Hysan Development Co., Ltd.	8,000	36,892
Jardine Matheson Holdings, Ltd.	3,300	196,266
Jardine Strategic Holdings, Ltd.	2,900	88,900
Johnson Electric Holdings, Ltd.	11,000	27,680
Kerry Properties, Ltd.	10,500	28,795
Kingston Financial Group, Ltd.(1)	88,000	39,090
KuangChi Science, Ltd.(1)	135,000	46,997
Landing International Development, Ltd.(1)	1,625,000	31,865
Li & Fung, Ltd.	104,000	52,106
Link REIT	15,000	112,067
Macau Legend Development, Ltd.(1)	273,000	38,507
Man Wah Holdings, Ltd.	31,200	22,792
Melco International Development, Ltd.	19,000	19,540
MGM China Holdings, Ltd.	31,600	45,944
MTR Corp., Ltd.	19,000	107,607
NetMind Financial Holdings, Ltd.(1)	1,592,000	16,416
New World Development Co., Ltd.	55,000	64,097
Nexteer Automotive Group, Ltd.	26,000	25,788
NWS Holdings, Ltd.	17,000	27,877

9	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong (continued)
Orient Overseas (International), Ltd.	6,500	$23,076
Pacific Textiles Holdings, Ltd.	35,000	49,636
PAX Global Technology, Ltd.	55,000	45,599
PCCW, Ltd.	279,000	203,271
Power Assets Holdings, Ltd.	25,500	249,974
Shangri-La Asia, Ltd.	50,000	53,796
Sino Land Co., Ltd.	36,000	64,413
Sino Oil and Gas Holdings, Ltd.(1)	1,125,000	34,003
SJM Holdings, Ltd.	56,000	35,106
Stella International Holdings, Ltd.	9,500	16,268
Sun Hung Kai Properties, Ltd.	10,000	143,485
Superb Summit International Group, Ltd.(1)(4)	230,000	0
Swire Pacific, Ltd., Class A	6,000	71,903
Swire Properties, Ltd.	16,200	45,204
Techtronic Industries Co., Ltd.	20,000	84,695
Television Broadcasts, Ltd.	13,800	46,850
Texwinca Holdings, Ltd.	18,000	14,171
Town Health International Medical Group, Ltd.	254,000	40,682
Truly International Holdings, Ltd.	278,000	151,663
VTech Holdings, Ltd.	6,500	70,702
Wharf (Holdings), Ltd. (The)	8,000	55,288
Wheelock & Co., Ltd.	7,000	37,537
Wynn Macau, Ltd.	66,800	108,906
Yue Yuen Industrial Holdings, Ltd.	21,500	87,365

		$4,966,157

Ireland — 2.0%
Bank of Ireland(1)	1,212,843	$250,767
C&C Group PLC	8,000	32,238
CRH PLC	11,318	345,371
Dalata Hotel Group PLC(1)	13,628	58,991
DCC PLC	2,908	259,510
FBD Holdings PLC(1)	1,257	8,687
FleetMatics Group PLC(1)	4,360	187,306
Fly Leasing, Ltd. ADR	4,861	60,228
Glanbia PLC	3,682	70,902
Green REIT PLC	28,552	46,859
Hibernia REIT PLC	32,376	49,254
ICON PLC(1)	3,565	276,894
Irish Continental Group PLC	12,582	66,384
Irish Residential Properties REIT PLC	20,000	25,283
Kerry Group PLC, Class A	2,866	245,228
Paddy Power Betfair PLC	2,695	316,085
Smurfit Kappa Group PLC	2,502	58,755
UDG Healthcare PLC	15,187	116,897

		$2,475,639

Security	Shares	Value

Israel — 2.0%
Alony Hetz Properties & Investments, Ltd.	3,200	$27,667
Azrieli Group, Ltd.	575	25,303
Bank Hapoalim B.M.	20,465	104,323
Bezeq Israeli Telecommunication Corp., Ltd.	165,478	328,415
Check Point Software Technologies, Ltd.(1)	1,700	130,696
Delek Automotive Systems, Ltd.	7,606	66,100
Delta-Galil Industries, Ltd.	1,580	47,837
Elbit Systems, Ltd.	2,507	253,008
Gazit-Globe, Ltd.	2,355	23,223
Israel Chemicals, Ltd.	50,506	203,415
Israel Corp., Ltd.	618	105,195
Israel Discount Bank, Ltd., Series A(1)	37,711	65,068
Kenon Holdings, Ltd.	1,393	16,454
Kornit Digital, Ltd.(1)	3,200	32,320
Melisron, Ltd.	900	38,462
Mellanox Technologies, Ltd.(1)	1,000	44,180
Mizrahi Tefahot Bank, Ltd.	3,412	41,447
Nice, Ltd.	790	54,282
Oil Refineries, Ltd.(1)	317,404	114,737
Orbotech, Ltd.(1)	1,435	40,941
Paz Oil Co., Ltd.	820	133,642
Sarine Technologies, Ltd.	35,500	47,872
Shufersal, Ltd.	23,733	83,298
Stratasys, Ltd.(1)	1,100	23,034
Teva Pharmaceutical Industries, Ltd. ADR	6,742	360,697
Tower Semiconductor, Ltd.(1)	468	6,371

		$2,417,987

Italy — 4.1%
A2A SpA	30,000	$42,616
Amplifon SpA	6,620	66,065
Anima Holding SpA(3)	6,783	34,048
Ansaldo STS SpA	6,279	73,582
Assicurazioni Generali SpA	10,926	143,933
Astaldi SpA	8,200	35,897
ASTM SpA	2,449	27,352
Atlantia SpA	7,448	186,321
Autogrill SpA	4,891	42,580
Banca Monte dei Paschi di Siena SpA(1)	67,665	23,405
Banca Popolare di Sondrio SCARL	7,176	19,416
Brembo SpA	901	52,692
CNH Industrial NV	19,721	140,836
Danieli & C Officine Meccaniche SpA, PFC Shares	1,258	18,642
Davide Campari-Milano SpA	15,404	159,165
De’Longhi SpA	1,326	33,150
DiaSorin SpA	1,861	117,184

10	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Italy (continued)
Ei Towers SpA(1)	1,470	$79,303
Enel SpA	70,191	323,059
ENI SpA	32,585	499,855
EXOR SpA	1,123	43,821
Ferrari NV	1,000	45,170
Hera SpA	8,691	24,645
Infrastrutture Wireless Italiane SpA(3)	7,000	35,029
International Game Technology PLC	2,666	55,719
Interpump Group SpA	3,123	50,588
Intesa Sanpaolo SpA	102,053	225,196
Intesa Sanpaolo SpA, PFC Shares	26,600	55,565
Italcementi SpA(1)	5,848	69,249
Italmobiliare SpA, PFC Shares	6,985	238,380
Luxottica Group SpA	2,500	121,535
MARR SpA	1,400	29,435
Mediaset SpA	11,919	36,119
Moncler SpA	2,119	37,188
Parmalat SpA	31,548	82,978
Poste Italiane SpA(3)	6,640	46,266
Prada SpA	18,400	54,735
Recordati SpA	9,215	299,078
Reply SpA	289	41,347
Saipem SpA(1)	2,600	1,139
Snam SpA	22,482	130,139
Societa Iniziative Autostradali e Servizi SpA	2,008	18,275
STMicroelectronics NV	47,889	349,968
Telecom Italia SpA(1)	688,586	588,389
Tenaris SA	5,074	68,031
Terna Rete Elettrica Nazionale SpA	16,318	88,889
Tod’s SpA	613	35,996
Unipol Gruppo Finanziario SpA	8,650	24,019
UnipolSai SpA	12,219	20,500
Yoox Net-A-Porter Group SpA(1)	851	23,853

		$5,060,342

Japan — 15.8%
Aeon Co., Ltd.	7,100	$102,021
Air Water, Inc.	3,000	51,010
Aisin Seiki Co., Ltd.	1,200	54,836
Ajinomoto Co., Inc.	5,000	127,635
Alps Electric Co., Ltd.	3,900	86,866
Asahi Glass Co., Ltd.	6,000	34,469
Asahi Kasei Corp.	19,000	143,612
Asics Corp.	1,600	29,362
Astellas Pharma, Inc.	17,000	283,249
Bridgestone Corp.	3,800	131,598

Security	Shares	Value

Japan (continued)
Calbee, Inc.	1,500	$65,492
Canon, Inc.	8,100	229,874
Chiba Bank, Ltd. (The)	7,000	33,460
Chubu Electric Power Co., Inc.	19,400	285,018
Chugai Pharmaceutical Co., Ltd.	3,000	112,114
Chugoku Bank, Ltd. (The)	4,200	47,311
Citizen Holdings Co., Ltd.	12,000	64,278
Coca-Cola West Co., Ltd.	1,500	41,447
Concordia Financial Group, Ltd.(1)	15,300	65,035
Cosmo Energy Holdings Co., Ltd.	5,200	57,273
Dai Nippon Printing Co., Ltd.	6,000	66,987
Daicel Corp.	4,000	44,858
Daido Steel Co., Ltd.	12,000	48,699
Daihatsu Motor Co., Ltd.	3,900	58,573
Daito Trust Construction Co., Ltd.	700	117,544
Daiwa House Industry Co., Ltd.	3,100	86,927
DeNA Co., Ltd.	2,800	71,591
Denka Co., Ltd.	9,000	39,029
Denso Corp.	2,400	92,927
DIC Corp.	1,200	28,315
Disco Corp.	800	81,986
Dowa Holdings Co., Ltd.	5,000	26,357
East Japan Railway Co.	1,700	155,940
Eisai Co., Ltd.	2,700	157,873
Electric Power Development Co., Ltd.	5,800	133,297
Ezaki Glico Co., Ltd.	1,100	65,849
FamilyMart Co., Ltd.	700	41,220
Fast Retailing Co., Ltd.	300	96,812
Fuji Heavy Industries, Ltd.	3,300	126,076
FUJIFILM Holdings Corp.	3,600	129,162
Fujitsu, Ltd.	20,000	83,030
Fukuoka Financial Group, Inc.	7,000	26,744
Hachijuni Bank, Ltd. (The)	13,400	62,689
Hankyu Hanshin Holdings, Inc.	1,600	59,525
Hirose Electric Co., Ltd.	400	49,477
Hiroshima Bank, Ltd. (The)	7,000	25,349
Hitachi Metals, Ltd.	3,000	33,353
Hitachi, Ltd.	40,000	182,765
Hokkaido Electric Power Co., Inc.	9,900	78,530
Hokuhoku Financial Group, Inc.	40,000	51,335
Honda Motor Co., Ltd.	7,100	192,323
Ibiden Co., Ltd.	5,200	66,382
Idemitsu Kosan Co., Ltd.	5,500	107,682
ITOCHU Corp.	8,400	95,238
Iyo Bank, Ltd. (The)	6,000	38,670
Japan Airlines Co., Ltd.	1,000	30,829

11	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Japan Real Estate Investment Corp.	14	$84,638
Japan Retail Fund Investment Corp.	17	41,826
Japan Tobacco, Inc.	9,000	350,997
JGC Corp.	2,000	29,279
Joyo Bank, Ltd. (The)	9,000	35,168
JSR Corp.	2,400	32,782
JX Holdings, Inc.	59,300	224,680
Kajima Corp.	9,000	66,526
Kakaku.com, Inc.	2,000	41,493
Kaneka Corp.	6,000	45,186
Kao Corp.	3,900	210,027
Kawasaki Heavy Industries, Ltd.	13,000	38,244
KDDI Corp.	31,400	963,575
Keikyu Corp.	5,000	50,655
Keio Corp.	5,000	46,523
Kewpie Corp.	1,300	40,029
Kintetsu Group Holdings Co., Ltd.	12,000	51,841
Kirin Holdings Co., Ltd.	7,500	128,717
Kobayashi Pharmaceutical Co., Ltd.	1,400	66,074
Komatsu, Ltd.	5,400	104,931
Konami Holdings Corp.	2,400	93,052
Kuraray Co., Ltd.	6,400	80,717
Kyowa Hakko Kirin Co., Ltd.	5,000	87,359
Kyushu Electric Power Co., Inc.	16,600	155,527
Lawson, Inc.	1,000	76,998
Lion Corp.	5,000	75,824
M3, Inc.	3,400	108,797
Makita Corp.	1,000	70,356
Marubeni Corp.	12,600	58,578
Maruichi Steel Tube, Ltd.	1,200	44,333
Matsumotokiyoshi Holdings Co., Ltd.	1,000	44,096
MEIJI Holdings Co., Ltd.	1,400	145,959
Miraca Holdings, Inc.	1,700	78,302
Mitsubishi Chemical Holdings Corp.	21,800	117,753
Mitsubishi Corp.	5,000	86,023
Mitsubishi Gas Chemical Co., Inc.	10,000	56,972
Mitsubishi Heavy Industries, Ltd.	12,000	51,012
Mitsubishi Materials Corp.	18,000	47,303
Mitsubishi Motors Corp.	7,000	32,631
Mitsubishi Tanabe Pharma Corp.	3,600	67,202
Mitsubishi UFJ Financial Group, Inc.	47,300	239,126
Mitsui & Co., Ltd.	9,100	106,614
Mitsui Chemicals, Inc.	14,000	59,217
Mitsui O.S.K. Lines, Ltd.	23,000	48,985
Mizuho Financial Group, Inc.	98,700	158,347
MS&AD Insurance Group Holdings, Inc.	3,700	106,603

Security	Shares	Value

Japan (continued)
Murata Manufacturing Co., Ltd.	1,500	$183,152
NEC Corp.	32,000	87,388
NGK Spark Plug Co., Ltd.	1,900	31,007
NH Foods, Ltd.	2,000	48,636
Nidec Corp.	1,500	136,112
Nihon Kohden Corp.	2,000	55,382
Nikon Corp.	4,700	66,415
Nippon Building Fund, Inc.	14	86,145
Nippon Electric Glass Co., Ltd.	8,000	36,317
Nippon Express Co., Ltd.	6,000	30,267
Nippon Kayaku Co., Ltd.	4,000	41,374
Nippon Paint Holdings Co., Ltd.	3,400	92,885
Nippon Paper Industries Co., Ltd.	1,900	34,570
Nippon Shinyaku Co., Ltd.	1,000	54,815
Nippon Shokubai Co., Ltd.	600	37,737
Nippon Telegraph & Telephone Corp.	13,200	627,261
Nippon Yusen K.K.	16,000	28,316
Nissan Chemical Industries, Ltd.	2,000	63,894
Nissan Motor Co., Ltd.	13,100	126,919
Nisshin Seifun Group, Inc.	3,800	62,728
Nissin Foods Holdings Co., Ltd.	800	45,416
Nitori Holdings Co., Ltd.	800	99,498
Nitto Denko Corp.	2,100	140,744
Nomura Real Estate Master Fund, Inc.	40	66,289
Nomura Research Institute, Ltd.	2,200	77,595
NTT Data Corp.	1,600	79,397
NTT DoCoMo, Inc.	24,700	670,959
Obayashi Corp.	5,000	54,684
Obic Co., Ltd.	1,000	58,213
Odakyu Electric Railway Co., Ltd.	4,000	47,356
Okinawa Electric Power Co., Inc. (The)	4,300	86,589
Ono Pharmaceutical Co., Ltd.	5,000	179,839
Oracle Corp. Japan	1,400	85,171
Oriental Land Co., Ltd.	1,300	82,218
Osaka Gas Co., Ltd.	64,000	258,294
Otsuka Holdings Co., Ltd.	4,700	223,438
Recruit Holdings Co., Ltd.	1,700	64,576
Resona Holdings, Inc.	18,000	71,798
Ricoh Co., Ltd.	7,500	66,241
Rinnai Corp.	500	48,960
San-Ai Oil Co., Ltd.	4,000	26,856
Santen Pharmaceutical Co., Ltd.	5,500	91,458
Sawai Pharmaceutical Co., Ltd.	1,000	79,352
SECOM Co., Ltd.	700	52,731
Seiko Epson Corp.	2,900	51,024
Sekisui House, Ltd.	3,000	49,984

12	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Seven Bank, Ltd.	9,500	$32,454
Sharp Corp.(1)	55,000	49,122
Shimadzu Corp.	4,000	57,891
Shimamura Co., Ltd.	400	58,357
Shimizu Corp.	6,000	61,155
Shin-Etsu Chemical Co., Ltd.	4,200	286,604
Shionogi & Co., Ltd.	2,800	145,230
Shizuoka Bank, Ltd. (The)	7,000	51,946
Showa Denko K.K.	2,300	23,442
Showa Shell Sekiyu K.K.	6,200	55,605
Sompo Japan Nipponkoa Holdings, Inc.	3,000	96,898
Sumitomo Corp.	6,300	66,082
Sumitomo Electric Industries, Ltd.	6,200	85,417
Sumitomo Metal Mining Co., Ltd.	11,000	132,219
Sumitomo Mitsui Financial Group, Inc.	5,800	183,856
Sumitomo Osaka Cement Co., Ltd.	12,000	57,270
Sumitomo Realty & Development Co., Ltd.	5,000	129,371
Suntory Beverage & Food, Ltd.	1,200	52,174
Suruga Bank, Ltd.	2,000	45,603
Taiheiyo Cement Corp.	23,000	65,733
Taisei Corp.	7,000	62,953
Takashimaya Co., Ltd.	6,000	45,458
Takeda Pharmaceutical Co., Ltd.	6,200	276,261
TDK Corp.	1,400	85,899
TEIJIN, Ltd.	12,000	45,134
Terumo Corp.	3,800	163,000
Toho Gas Co., Ltd.	15,000	132,005
Tokio Marine Holdings, Inc.	3,800	147,087
Tokyo Electric Power Co. Holdings, Inc.(1)	25,000	98,057
Tokyo Gas Co., Ltd.	53,000	225,616
Tokyu Corp.	7,000	57,529
TonenGeneral Sekiyu K.K.	10,000	90,342
Toray Industries, Inc.	22,000	200,418
Toshiba Corp.(1)	25,000	64,650
TOTO, Ltd.	1,500	64,282
Toyo Suisan Kaisha, Ltd.	1,400	62,178
Toyota Motor Corp.	9,300	521,124
Trend Micro, Inc.	1,500	54,464
Tsuruha Holdings, Inc.	600	68,228
Ube Industries, Ltd.	32,000	55,790
Unicharm Corp.	4,500	92,527
UNY Group Holdings Co., Ltd.	8,100	65,576
USS Co., Ltd.	2,100	35,620
West Japan Railway Co.	1,000	61,857
Yahoo! Japan Corp.	13,100	57,750
Yamaguchi Financial Group, Inc.	3,000	29,627

Security	Shares	Value

Japan (continued)
Yamato Holdings Co., Ltd.	3,300	$81,206
Yamazaki Baking Co., Ltd.	2,000	54,945
Yokohama Rubber Co., Ltd. (The)	2,500	33,575
Zeon Corp.	6,000	49,513

		$19,459,880

Netherlands — 4.1%
Aalberts Industries NV	1,603	$53,224
ABN AMRO Group NV(3)	2,767	51,456
Aegon NV	12,684	51,357
Akzo Nobel NV	4,797	310,092
Altice NV, Class B(1)	1,339	19,813
Arcadis NV	1,684	22,537
ASM International NV	1,283	50,006
ASML Holding NV	4,354	478,072
AVG Technologies NV(1)	1,500	37,095
Boskalis Westminster	1,167	42,891
Cimpress NV(1)	973	92,240
Eurocommercial Properties NV	530	23,477
Euronext NV(3)	672	28,718
Fugro NV(1)	3,598	63,931
Gemalto NV	1,094	72,098
IMCD Group NV	1,268	53,784
ING Groep NV	37,625	420,648
InterXion Holding NV(1)	1,200	45,456
Koninklijke Ahold Delhaize NV	1,743	41,619
Koninklijke BAM Groep NV	5,882	23,098
Koninklijke DSM NV	4,276	273,681
Koninklijke KPN NV	73,036	240,222
Koninklijke Philips NV	13,543	360,200
Koninklijke Vopak NV	1,811	93,107
NN Group NV	1,200	32,367
OCI NV(1)	2,698	41,204
QIAGEN NV(1)	5,042	132,357
Refresco Group NV(3)	7,754	121,120
RELX NV	20,724	373,434
Sligro Food Group NV	3,203	122,054
TKH Group NV	1,737	63,378
Unilever NV	18,233	845,080
Wereldhave NV	753	36,457
Wessanen	11,335	138,221
Wolters Kluwer NV	4,637	195,095

		$5,049,589

13	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

New Zealand — 1.1%
A2 Milk Co., Ltd.(1)	119,579	$170,059
Auckland International Airport, Ltd.	25,117	133,941
Contact Energy, Ltd.	12,191	47,590
Fisher & Paykel Healthcare Corp., Ltd.	10,700	81,129
Fletcher Building, Ltd.	14,100	98,699
Goodman Property Trust	33,000	31,679
Kiwi Property Group, Ltd.	27,554	31,065
Mercury NZ, Ltd.	16,147	36,533
Meridian Energy, Ltd.	31,992	64,702
Nuplex Industries, Ltd.	8,690	33,348
Precinct Properties New Zealand, Ltd.	57,750	52,402
Ryman Healthcare, Ltd.	8,800	60,638
SKYCITY Entertainment Group, Ltd.	20,643	75,491
Spark New Zealand, Ltd.	47,000	134,102
Trade Me, Ltd.	13,289	49,217
Xero, Ltd.(1)	7,224	103,248
Z Energy, Ltd.	19,251	119,218

		$1,323,061

Norway — 1.9%
Atea ASA	6,981	$73,015
Austevoll Seafood ASA	5,049	44,521
Borregaard ASA	13,595	109,703
DNB ASA	13,456	148,597
Gjensidige Forsikring ASA	3,579	60,469
Golar LNG, Ltd.	2,320	39,347
Kongsberg Gruppen ASA	4,193	62,683
Leroy Seafood Group ASA	1,349	64,853
Nordic American Tankers, Ltd.	1,500	18,450
Nordic Semiconductor ASA(1)	28,405	128,157
Opera Software ASA	10,086	63,405
Orkla ASA	13,667	127,141
Salmar ASA	3,093	96,455
Schibsted ASA, Class B	6,615	195,157
SpareBank 1 SMN	4,478	25,045
SpareBank 1 SR-Bank ASA	4,300	19,990
Statoil ASA	8,208	130,486
Stolt-Nielsen, Ltd.	2,767	34,810
Subsea 7 SA(1)	3,900	42,151
Telenor ASA	16,898	282,899
TGS Nopec Geophysical Co. ASA	3,696	61,930
Tomra Systems ASA	10,831	118,618
Veidekke ASA	7,957	101,094
XXL ASA(3)	9,691	117,788
Yara International ASA	5,175	168,712

		$2,335,476

Security	Shares	Value

Portugal — 1.0%
Banco BPI SA(1)	46,269	$57,738
Banco Comercial Portugues SA(1)	5,126,000	115,844
CTT-Correios de Portugal SA	19,266	161,480
EDP-Energias de Portugal SA	44,994	154,340
Galp Energia SGPS SA, Class B	13,146	180,074
Jeronimo Martins SGPS SA	12,608	211,170
Navigator Co. SA (The)	52,156	165,465
NOS SGPS SA	25,118	168,088
Pharol SGPS SA	189,661	38,016
REN - Redes Energeticas Nacionais SGPS SA	6,664	20,268

		$1,272,483

Singapore — 1.9%
Ascendas Real Estate Investment Trust	33,000	$60,475
Boustead Singapore, Ltd.	5,000	2,980
BW LPG, Ltd.(3)	6,119	21,819
CapitaLand Commercial Trust, Ltd.	39,500	44,470
CapitaLand Mall Trust	23,000	36,853
ComfortDelGro Corp., Ltd.	28,000	59,203
Cordlife Group, Ltd.	19,000	17,889
CWT, Ltd.	14,800	23,216
DBS Group Holdings, Ltd.	10,400	120,233
Delfi, Ltd.	11,000	20,311
Ezra Holdings, Ltd.(1)	291,000	11,080
Flextronics International, Ltd.(1)	18,678	236,650
Genting Singapore PLC	200,100	117,805
Golden Agri-Resources, Ltd.	250,200	67,399
Haw Par Corp, Ltd.	10,300	70,434
Hutchison Port Holdings Trust	59,500	28,310
IGG, Inc.	53,000	22,664
International Healthway Corp, Ltd.(1)	602,900	25,753
Keppel Infrastructure Trust	169,500	63,887
M1, Ltd.	14,400	28,235
Mapletree Commercial Trust	18,200	21,506
Mapletree Industrial Trust	15,900	21,506
Midas Holdings, Ltd.	80,000	14,647
Oversea-Chinese Banking Corp., Ltd.	13,000	83,856
Pacific Radiance, Ltd.	38,400	6,062
Sheng Siong Group, Ltd.	45,400	33,389
Singapore Airlines, Ltd.	6,000	49,181
Singapore Airport Terminal Services, Ltd.	8,800	28,695
Singapore Exchange, Ltd.	8,300	46,863
Singapore Post, Ltd.	37,200	39,889
Singapore Press Holdings, Ltd.	81,700	231,269
Singapore Technologies Engineering, Ltd.	20,000	49,300
Singapore Telecommunications, Ltd.	101,600	318,606

14	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Singapore (continued)
SMRT Corp., Ltd.	28,300	$34,435
Suntec REIT	17,000	21,275
UOL Group, Ltd.	4,700	20,278
Venture Corp., Ltd.	9,000	59,806
Wilmar International, Ltd.	75,700	175,629

		$2,335,858

Spain — 4.1%
Abertis Infraestructuras SA	8,707	$136,972
Aena SA(3)	991	142,943
Almirall SA	5,496	88,271
Amadeus IT Holding SA, Class A	10,576	496,551
Banco Popular Espanol SA	25,747	36,063
Banco Santander SA	65,735	279,064
Bankia SA	82,040	62,959
Bankinter SA	4,724	32,951
Bolsas y Mercados Espanoles SHMSF SA	1,920	57,690
CaixaBank SA	20,372	51,154
Cellnex Telecom SAU(3)	1,783	31,559
Cia de Distribucion Integral Logista Holdings SA	1,397	33,719
Construcciones y Auxiliar de Ferrocarriles SA	75	27,329
Ebro Foods SA	11,022	251,389
Enagas SA	2,646	80,668
Ence Energia y Celulosa SA	25,443	64,274
Endesa SA	2,514	52,812
Faes Farma SA	23,595	93,153
Ferrovial SA	4,972	102,912
Grifols SA	12,900	282,787
Iberdrola SA	42,072	289,074
Indra Sistemas SA(1)	4,823	58,477
Industria de Diseno Textil SA	12,386	428,354
Mediaset Espana Comunicacion SA	3,563	40,950
Melia Hotels International SA	3,749	44,480
Merlin Properties Socimi SA	3,200	36,661
Pharma Mar SA(1)	18,969	48,762
Prosegur Cia de Seguridad SA	6,773	46,048
Red Electrica Corp. SA	3,752	85,939
Repsol SA	44,446	562,980
Tecnicas Reunidas SA	848	26,298
Telefonica SA	53,969	528,616
Tubacex SA	18,507	48,723
Vidrala SA	1,474	91,280
Viscofan SA	4,714	252,196
Zardoya Otis SA	4,388	43,068

		$5,037,126

Security	Shares	Value

Sweden — 4.0%
Assa Abloy AB, Class B	5,154	$113,069
Attendo AB(3)	2,620	25,953
Axfood AB	3,353	60,253
Betsson AB	4,560	42,773
BillerudKorsnas AB	9,771	169,836
BioGaia AB, Class B	1,123	32,218
Bonava AB, Class B(1)	2,460	28,662
Capio AB(3)	3,700	21,737
Castellum AB	4,013	60,693
Cloetta AB, Class B	10,000	36,460
Dometic Group AB(1)(3)	7,900	55,418
Elekta AB, Class B	16,733	133,151
Evolution Gaming Group AB(3)	1,245	35,768
Fabege AB	1,995	35,618
Fingerprint Cards AB, Class B(1)	6,375	74,424
Granges AB	7,960	80,929
Hennes & Mauritz AB, Class B	10,653	321,700
Hexpol AB	14,655	130,392
Holmen AB, Class B	2,606	88,243
Hufvudstaden AB, Class A	3,705	61,876
ICA Gruppen AB	2,746	91,876
Industrial & Financial Systems, Class B	1,025	43,549
Industrivarden AB, Class A	1,313	24,032
Industrivarden AB, Class C	1,606	27,021
L E Lundbergforetagen, Class B	596	35,866
Lifco AB, Class B	2,300	69,769
Lundin Petroleum AB(1)	9,811	162,643
Meda AB, Class A	7,901	147,364
Medivir AB, Class B(1)	11,060	74,035
Mycronic AB	5,282	61,261
NCC AB, Class B	883	21,295
NetEnt AB	13,515	114,377
Nibe Industrier AB, Class B	4,088	35,112
Pandox AB	2,329	39,770
Sandvik AB	8,816	94,461
Securitas AB, Class B	2,566	42,221
Skandinaviska Enskilda Banken AB, Class A	9,689	84,954
Skanska AB, Class B	3,995	84,927
SKF AB, Class B	3,418	54,152
SSAB AB, Class A(1)	32,319	101,630
SSAB AB, Class B(1)	37,709	93,324
Svenska Cellulosa AB SCA, Class A	1,100	32,610
Svenska Cellulosa AB SCA, Class B	11,087	329,602
Svenska Handelsbanken AB, Class A	7,815	93,960
Swedbank AB, Class A	5,347	112,258
Telefonaktiebolaget LM Ericsson, Class B	41,899	312,457

15	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Sweden (continued)
Telia Co. AB	128,821	$587,831
Trelleborg AB, Class B	2,000	36,455
Unibet Group PLC SDR	4,616	47,011
Vitrolife AB	1,255	71,582
Volvo AB	12,900	137,458
Wallenstam AB, Class B	3,541	30,887
Wihlborgs Fastigheter AB	1,547	34,300

		$4,939,223

Switzerland — 7.6%
Allreal Holding AG	213	$31,468
Baloise Holding AG	255	28,702
Banque Cantonale Vaudoise	88	59,568
Barry Callebaut AG	43	56,201
Belimo Holding AG	10	31,702
Berner Kantonalbank AG	118	23,021
BKW AG	844	38,760
Bucher Industries AG	171	42,463
Burckhardt Compression Holdings AG	110	32,947
Cembra Money Bank AG	435	31,229
Chocoladefabriken Lindt & Spruengli AG	1	70,652
Chocoladefabriken Lindt & Spruengli AG PC	9	52,920
Clariant AG	7,145	124,281
Comet Holding AG	91	74,142
Compagnie Financiere Richemont SA, Class A	13,614	827,622
Credit Suisse Group AG	12,763	146,771
Daetwyler Holding AG	436	58,461
DKSH Holding AG	1,013	71,566
dorma+kaba Holding AG	62	45,265
Dufry AG(1)	1,058	121,746
EFG International AG	2,974	14,172
Ems-Chemie Holding AG	229	125,303
Flughafen Zuerich AG	570	106,852
Gategroup Holding AG(1)	975	52,009
Geberit AG	465	179,331
Givaudan SA	171	351,190
Helvetia Holding AG	91	45,698
Implenia AG	1,071	72,848
Inficon Holding AG	86	31,502
Julius Baer Group, Ltd.	1,792	73,479
Kardex AG	528	53,020
Komax Holding AG	194	43,246
Kudelski SA	2,140	45,579
Kuehne & Nagel International AG	525	73,640
LEM Holding SA	25	22,127
Leonteq AG	644	41,745

Security	Shares	Value

Switzerland (continued)
Luzerner Kantonalbank AG(1)	71	$30,388
Mobimo Holding AG	140	33,707
Nestle SA	16,575	1,328,198
Novartis AG	9,527	790,199
Panalpina Welttransport Holding AG	480	64,972
Pargesa Holding SA	707	49,234
Partners Group Holding AG	209	95,589
PSP Swiss Property AG	555	55,957
Roche Holding AG	473	121,758
Roche Holding AG PC	1,553	396,431
Schindler Holding AG	363	70,095
Schindler Holding AG PC	787	150,896
Schmolz & Bickenbach AG(1)	42,451	28,459
SFS Group AG	763	58,225
SGS SA	81	179,192
Sika AG	47	220,183
Sonova Holding AG	815	111,574
Sulzer AG	739	75,032
Swatch Group, Ltd. (The)	1,967	100,413
Swatch Group, Ltd. (The), Bearer Shares	921	241,158
Swiss Life Holding AG	185	42,200
Swiss Prime Site AG	635	58,320
Swiss Re AG	2,114	177,209
Swisscom AG	902	443,738
Syngenta AG(1)	1,503	588,683
Temenos Group AG	2,543	157,253
Valiant Holding AG	314	29,942
Valora Holding AG	105	30,336
Vontobel Holding AG	783	36,112
Zurich Insurance Group AG	1,106	265,543

		$9,332,224

United Kingdom — 16.3%
AA PLC	18,964	$62,088
Admiral Group PLC	1,744	49,917
Anglo American PLC	15,733	172,310
Antofagasta PLC	15,011	99,355
AstraZeneca PLC	10,870	727,727
Auto Trader Group PLC(3)	25,470	125,000
Aviva PLC	26,674	137,359
Babcock International Group PLC	8,145	104,464
BAE Systems PLC	33,976	239,890
Bellway PLC	2,729	75,655
Berendsen PLC	3,622	61,170
Berkeley Group Holdings PLC	1,706	60,513
BP PLC	90,222	510,444

16	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
British American Tobacco PLC	9,546	$609,272
British Land Co. PLC (The)	6,863	60,908
BT Group PLC	126,362	690,370
BTG PLC(1)	16,488	145,567
Bunzl PLC	3,482	108,944
Burberry Group PLC	5,299	92,459
Capita PLC	7,284	92,489
Capital & Counties Properties PLC	10,650	40,957
Carnival PLC	2,090	100,530
Centamin PLC	78,849	173,384
Close Brothers Group PLC	2,061	34,374
Cobham PLC	27,863	63,171
Compass Group PLC	12,123	230,310
Computacenter PLC	6,506	70,359
Croda International PLC	3,213	141,288
Daily Mail & General Trust PLC, Class A	3,261	30,949
Derwent London PLC	2,122	79,808
Diageo PLC	14,812	424,463
Dignity PLC	1,144	40,880
Direct Line Insurance Group PLC	13,047	60,370
Dixons Carphone PLC	13,582	62,804
easyJet PLC	5,421	74,565
Electrocomponents PLC	27,748	107,613
Elementis PLC	29,679	86,798
Essentra PLC	8,366	53,680
Experian PLC	9,393	183,732
Fidessa Group PLC	2,231	72,040
FirstGroup PLC(1)	47,376	62,812
Fresnillo PLC	10,369	265,342
G4S PLC	34,271	84,442
Galliford Try PLC	3,724	48,337
Genus PLC	3,036	73,154
GlaxoSmithKline PLC	40,918	913,822
Grainger PLC	13,002	37,376
Great Portland Estates PLC	5,703	51,557
Greene King PLC	3,179	34,158
Halma PLC	12,223	169,544
Hammerson PLC	11,192	82,618
Hays PLC	39,689	62,433
Hikma Pharmaceuticals PLC	4,684	163,100
Howden Joinery Group PLC	9,884	56,518
HSBC Holdings PLC	84,129	551,440
IMI PLC	5,964	84,618
Inchcape PLC	5,101	45,482
Informa PLC	6,043	57,094
Inmarsat PLC	9,579	99,043

Security	Shares	Value

United Kingdom (continued)
Intertek Group PLC	1,996	$95,761
Kingfisher PLC	21,275	94,475
Laird PLC	14,950	57,995
Land Securities Group PLC	5,538	80,171
Legal & General Group PLC	45,893	124,846
Lloyds Banking Group PLC	300,279	211,201
LondonMetric Property PLC	21,023	44,993
Marks & Spencer Group PLC	23,094	97,640
Marston’s PLC	18,673	35,101
McCarthy & Stone PLC(3)	19,400	43,808
Mears Group PLC	5,306	27,808
Melrose Industries PLC	5,618	50,878
Merlin Entertainments PLC(3)	9,027	56,473
Micro Focus International PLC	8,487	217,528
Moneysupermarket.com Group PLC	30,738	121,425
National Grid PLC	72,050	1,033,112
NCC Group PLC	21,097	90,774
Next PLC	1,416	94,143
Oxford Instruments PLC	4,584	43,407
Pearson PLC	8,808	102,907
Pennon Group PLC	15,944	190,297
Persimmon PLC	4,440	99,134
Playtech PLC	9,889	113,895
Premier Farnell PLC	25,654	66,019
Provident Financial PLC	1,714	61,466
Randgold Resources, Ltd.	1,843	216,881
Reckitt Benckiser Group PLC	3,940	382,023
RELX PLC	10,085	191,502
Renishaw PLC	2,641	91,013
Rentokil Initial PLC	29,063	82,631
Restaurant Group PLC (The)	12,620	59,138
Rio Tinto PLC	18,383	596,569
Rotork PLC	16,830	48,402
Royal Dutch Shell PLC, Class A	28,697	740,962
Royal Dutch Shell PLC, Class B	26,445	703,403
Royal Mail PLC	12,057	81,302
RPC Group PLC	7,957	90,796
RSA Insurance Group PLC	10,493	69,001
Sage Group PLC (The)	37,870	357,091
SDL PLC	5,875	33,651
Segro PLC	8,230	48,223
Serco Group PLC(1)	43,500	68,911
Severn Trent PLC	6,390	207,050
Sky PLC	8,642	105,246
Smiths Group PLC	4,467	74,667
Spectris PLC	4,715	117,068

17	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
Spirax-Sarco Engineering PLC	1,300	$68,487
Spirent Communications PLC	34,304	41,008
Sports Direct International PLC(1)	8,923	34,172
SSE PLC	21,141	424,365
Standard Chartered PLC	13,815	110,466
Standard Life PLC	16,233	64,990
Synthomer PLC	7,258	35,119
Tate & Lyle PLC	14,341	137,240
Telecom Plus PLC	5,780	79,644
Travis Perkins PLC	3,562	73,499
TT Electronics PLC	18,160	32,309
UBM PLC	6,617	58,729
Unilever PLC	8,244	385,679
UNITE Group PLC (The)	4,128	34,594
Victrex PLC	3,310	64,651
Vodafone Group PLC	381,817	1,159,915
WH Smith PLC	2,070	41,904
William Hill PLC	9,326	39,449
Worldpay Group PLC(1)(3)	39,545	153,398
WS Atkins PLC	2,949	54,586
Xaar PLC	6,654	43,741

		$20,059,598

Total Common Stocks (identified cost $120,094,906)		$124,544,965

Short-Term Investments — 0.0%(2)

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(5)	$34	$34,058

Total Short-Term Investments (identified cost $34,058)		$34,058

Total Investments — 101.2% (identified cost $120,128,964)		$124,579,023

Other Assets, Less Liabilities — (1.2)%		$(1,489,423)

Net Assets — 100.0%		$123,089,600

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $1,240,264 or 1.0% of the Fund’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	35.3%	$43,525,208
British Pound Sterling	16.6	20,479,150
Japanese Yen	15.8	19,459,880
Australian Dollar	8.2	10,064,264
Swiss Franc	7.7	9,472,206
Swedish Krona	4.0	4,939,223
Hong Kong Dollar	3.7	4,537,557
Norwegian Krone	1.9	2,337,251
Danish Krone	1.9	2,333,899
United States Dollar	1.9	2,294,790
Singapore Dollar	1.7	2,074,287
Israeli Shekel	1.4	1,738,247
New Zealand Dollar	1.1	1,323,061

Total Investments	101.2%	$124,579,023

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	12.7%	$15,591,813
Financials	12.5	15,349,451
Consumer Staples	11.4	13,983,468
Consumer Discretionary	10.8	13,294,859
Materials	10.5	12,980,189
Health Care	10.3	12,675,460
Information Technology	9.7	12,010,741
Telecommunication Services	9.7	11,890,554
Utilities	7.6	9,416,149
Energy	6.0	7,352,281
Short-Term Investments	0.0 (1)	34,058

Total Investments	101.2%	$124,579,023

(1)	Amount is less than 0.05%.

18	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Abbreviations:

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

19	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2016
Unaffiliated investments, at value (identified cost, $120,094,906)	$124,544,965
Affiliated investment, at value (identified cost, $34,058)	34,058
Foreign currency, at value (identified cost, $74,075)	74,731
Dividends receivable	158,193
Interest receivable from affiliated investment	195
Receivable for Fund shares sold	208,061
Tax reclaims receivable	205,788
Receivable from affiliates	36,158
Total assets	$125,262,149

Liabilities
Demand note payable	$1,900,000
Payable for Fund shares redeemed	114,417
Payable to affiliates:
Investment adviser and administration fee	67,004
Distribution and service fees	2,754
Accrued expenses	88,374
Total liabilities	$2,172,549
Net Assets	$123,089,600

Sources of Net Assets
Paid-in capital	$117,806,568
Accumulated net realized loss	(876,991)
Accumulated undistributed net investment income	1,718,297
Net unrealized appreciation	4,441,726
Total	$123,089,600

Investor Class Shares
Net Assets	$13,271,190
Shares Outstanding	1,137,229
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.67

Institutional Class Shares
Net Assets	$36,101,301
Shares Outstanding	3,083,675
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.71

Class R Shares
Net Assets	$147,147
Shares Outstanding	12,641
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.64

Class R6 Shares
Net Assets	$73,569,962
Shares Outstanding	6,283,178
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.71

20	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2016
Dividends (net of foreign taxes, $243,362)	$2,214,786
Interest allocated from affiliated investment	1,660
Expenses allocated from affiliated investment	(50)
Total investment income	$2,216,396

Expenses
Investment adviser and administration fee	$358,102
Distribution and service fees
Investor Class	15,561
Class R	12
Trustees’ fees and expenses	3,380
Custodian fee	48,058
Transfer and dividend disbursing agent fees	7,858
Legal and accounting services	22,180
Printing and postage	5,758
Registration fees	44,689
Miscellaneous	21,689
Total expenses	$527,287
Deduct —
Allocation of expenses to affiliates	$163,155
Total expense reductions	$163,155

Net expenses	$364,132

Net investment income	$1,852,264

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(364,395)
Investment transactions allocated from affiliated investment	2
Foreign currency transactions	(878)
Net realized loss	$(365,271)
Change in unrealized appreciation (depreciation) —
Investments	$8,079,162
Foreign currency	9,878
Net change in unrealized appreciation (depreciation)	$8,089,040

Net realized and unrealized gain	$7,723,769

Net increase in net assets from operations	$9,576,033

21	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016
From operations —
Net investment income	$1,852,264	$2,532,480
Net realized loss from investment and foreign currency transactions	(365,271)	(86,749)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	8,089,040	(6,244,780)
Net increase (decrease) in net assets from operations	$9,576,033	$(3,799,049)
Distributions to shareholders —
From net investment income
Investor Class	$(2,714)	$(274,718)
Institutional Class	(17,062)	(832,932)
Class R	(3)	(21)
Class R6	(30,741)	(1,471,848)
From net realized gain
Investor Class	(10,744)	(4,239)
Institutional Class	(28,437)	(11,866)
Class R	(4)	(0	)(1)
Class R6	(58,408)	(20,752)
Total distributions to shareholders	$(148,113)	$(2,616,376)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$2,939,138	$9,665,385
Institutional Class	7,280,406	36,179,080
Class R	146,185	1,000
Class R6	17,365,229	66,776,856
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	13,458	278,957
Institutional Class	39,607	541,239
Class R	5	—
Class R6	19,762	154,003
Cost of shares redeemed
Investor Class	(2,805,980)	(5,436,174)
Institutional Class	(4,762,599)	(88,215,174)
Class R	(533)	—
Class R6	(10,059,159)	(2,741,307)
Net increase in net assets from Fund share transactions	$10,175,519	$17,203,865

Net increase in net assets	$19,603,439	$10,788,440

Net Assets
At beginning of period	$103,486,161	$92,697,721
At end of period	$123,089,600	$103,486,161

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$1,718,297	$(83,447)

(1)	Amount is less than $(0.50).

22	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Financial Highlights

	Investor Class
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31,
			2016	2015		2014	2013	2012
Net asset value — Beginning of period	$10.750		$11.410	$11.960		$11.180	$9.850	$10.960

Income (Loss) From Operations
Net investment income(1)	$0.175		$0.217	$0.355	(2)	$0.195	$0.227	$0.172
Net realized and unrealized gain (loss)	0.757		(0.607)	(0.242)		0.822	1.370	(1.073)

Total income (loss) from operations	$0.932		$(0.390)	$0.113		$1.017	$1.597	$(0.901)

Less Distributions
From net investment income	$(0.002)		$(0.266)	$(0.251)		$(0.237)	$(0.267)	$(0.209)
From net realized gain	(0.010)		(0.004)	(0.412)		—	—	—

Total distributions	$(0.012)		$(0.270)	$(0.663)		$(0.237)	$(0.267)	$(0.209)

Net asset value — End of period	$11.670		$10.750	$11.410		$11.960	$11.180	$9.850

Total Return(3)	8.78	%(4)	(3.73)%	1.01%		9.04%	16.32%	(8.11)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,271		$12,069	$8,503		$14,007	$7,038	$12,263
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.90	%(7)	0.90%	0.97%		1.05%	1.29%	1.50%
Net investment income	3.16	%(7)	1.86%	2.83	%(2)	1.65%	2.22%	1.68%
Portfolio Turnover	2	%(4)	34%	63%		35%	44%	60%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.35%.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.30%, 0.35%, 0.32%, 0.29%, 0.29% and 0.25% of average daily net assets for the six months ended July 31, 2016 and the years ended January 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

23	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Financial Highlights — continued

	Institutional Class
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31,
			2016	2015		2014	2013	2012
Net asset value — Beginning of period	$10.770		$11.430	$11.990		$11.200	$9.880	$10.970

Income (Loss) From Operations
Net investment income(1)	$0.190		$0.325	$0.333	(2)	$0.259	$0.252	$0.239
Net realized and unrealized gain (loss)	0.766		(0.693)	(0.184)		0.790	1.375	(1.104)

Total income (loss) from operations	$0.956		$(0.368)	$0.149		$1.049	$1.627	$(0.865)

Less Distributions
From net investment income	$(0.006)		$(0.288)	$(0.297)		$(0.259)	$(0.307)	$(0.225)
From net realized gain	(0.010)		(0.004)	(0.412)		—	—	—

Total distributions	$(0.016)		$(0.292)	$(0.709)		$(0.259)	$(0.307)	$(0.225)

Net asset value — End of period	$11.710		$10.770	$11.430		$11.990	$11.200	$9.880

Total Return(3)	8.88	%(4)	(3.37)%	1.22%		9.31%	16.59%	(7.76)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,101		$30,808	$84,195		$68,911	$54,167	$45,957
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.65	%(7)	0.65%	0.72%		0.80%	1.02%	1.25%
Net investment income	3.41	%(7)	2.72%	2.66	%(2)	2.20%	2.45%	2.28%
Portfolio Turnover	2	%(4)	34%	63%		35%	44%	60%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.048 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.28%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.30%, 0.35%, 0.32%, 0.29%, 0.30% and 0.25% of average daily net assets for the six months ended July 31, 2016 and the years ended January 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

24	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Financial Highlights — continued

	Class R
	Six Months Ended July 31, 2016 (Unaudited)		Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$10.740		$12.340

Income (Loss) From Operations
Net investment income(2)	$0.063		$0.044
Net realized and unrealized gain (loss)	0.853		(1.384)

Total income (loss) from operations	$0.916		$(1.340)

Less Distributions
From net investment income	$(0.006)		$(0.256)
From net realized gain	(0.010)		(0.004)

Total distributions	$(0.016)		$(0.260)

Net asset value — End of period	$11.640		$10.740

Total Return(3)	8.53	%(4)	(10.98	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$147		$1
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.15	%(6)	1.15	%(6)
Net investment income	1.13	%(6)	0.82	%(6)
Portfolio Turnover	2	%(4)	34	%(7)

(1)	For the period from commencement of operations, August 10, 2015, to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.30% and 0.35% of average daily net assets for the six months ended July 31, 2016 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2016.

25	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Financial Highlights — continued

	Class R6
	Six Months Ended July 31, 2016 (Unaudited)		Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$10.770		$12.380

Income (Loss) From Operations
Net investment income(2)	$0.188		$0.059
Net realized and unrealized gain (loss)	0.767		(1.374)

Total income (loss) from operations	$0.955		$(1.315)

Less Distributions
From net investment income	$(0.005)		$(0.291)
From net realized gain	(0.010)		(0.004)

Total distributions	$(0.015)		$(0.295)

Net asset value — End of period	$11.710		$10.770

Total Return(3)	8.87	%(4)	(10.77	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,570		$60,608
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.62	%(6)	0.62	%(6)
Net investment income	3.37	%(6)	1.10	%(6)
Portfolio Turnover	2	%(4)	34	%(7)

(1)	For the period from commencement of operations, August 10, 2015, to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.30% and 0.35% of average daily net assets for the six months ended July 31, 2016 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2016.

26	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares, Investor Class, Institutional Class, Class R and Class R6, all of which are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

27

Parametric International Equity Fund

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$120,773,500

Gross unrealized appreciation	$16,414,298
Gross unrealized depreciation	(12,608,775)

Net unrealized appreciation	$3,805,523

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreements between the Fund and EVM, the fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and

28

Parametric International Equity Fund

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended July 31, 2016, the investment adviser and administration fee amounted to $358,102 or 0.65% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90%, 0.65%, 1.15% and 0.62% of the Fund’s average daily net assets for Investor Class, Institutional Class, Class R and Class R6, respectively. This agreement may be changed or terminated after May 31, 2017. Pursuant to this agreement, EVM and Parametric were allocated $163,155 in total of the Fund’s operating expenses for the six months ended July 31, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2016, EVM earned $905 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2016 amounted to $15,561 for Investor Class shares.

The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended July 31, 2016, the Fund paid or accrued to EVD $6 for Class R shares.

Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2016 amounted to $6 for Class R shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $17,044,591 and $2,612,066, respectively, for the six months ended July 31, 2016.

29

Parametric International Equity Fund

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016

Sales	261,349	821,612
Issued to shareholders electing to receive payments of distributions in Fund shares	1,221	24,406
Redemptions	(248,551)	(467,746)

Net increase	14,019	378,272

Institutional Class	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016

Sales	642,295	3,067,229
Issued to shareholders electing to receive payments of distributions in Fund shares	3,581	47,270
Redemptions	(423,042)	(7,618,165)

Net increase (decrease)	222,834	(4,503,666)

Class R	Six Months Ended July 31, 2016 (Unaudited)	Period Ended January 31, 2016(1)

Sales	12,606	81
Issued to shareholders electing to receive payments of distributions in Fund shares	1	—
Redemptions	(47)	—

Net increase	12,560	81

Class R6	Six Months Ended July 31, 2016 (Unaudited)	Period Ended January 31, 2016(1)

Sales	1,535,197	5,858,132
Issued to shareholders electing to receive payments of distributions in Fund shares	1,787	13,450
Redemptions	(882,032)	(243,356)

Net increase	654,952	5,628,226

(1)	Class R and Class R6 commenced operations on August 10, 2015.

At July 31, 2016, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 46.7% of the value of the outstanding shares of the Fund.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated

30

Parametric International Equity Fund

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At July 31, 2016, the Fund had a balance outstanding pursuant to this line of credit of $1,900,000 at an interest rate of 1.40%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at July 31, 2016. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at July 31, 2016. The Fund’s average borrowings or allocated fees during the six months ended July 31, 2016 were not significant.

On September 2, 2016, the Fund renewed its line of credit agreement, which expires September 1, 2017. Under the terms of the renewed credit agreement, the commitment amount was changed to $545 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.15%.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$288,863	$37,860,357		$0	$38,149,220
Developed Europe	1,564,682	82,413,076		—	83,977,758
Developed Middle East	631,868	1,786,119		—	2,417,987

Total Common Stocks	$2,485,413	$122,059,552	**	$0	$124,544,965

Short-Term Investments	$—	$34,058		$—	$34,058

Total Investments	$2,485,413	$122,093,610		$0	$124,579,023

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

31

Parametric International Equity Fund

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2016 is not presented. At July 31, 2016, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

32

Parametric International Equity Fund

July 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

33

Parametric International Equity Fund

July 31, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric International Equity Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board considered the abilities and experience of investment professionals in analyzing factors such as special considerations relevant to investing in global markets. The Board noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

34

Parametric International Equity Fund

July 31, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels will allow the Fund to continue to benefit from any economies of scale in the future.

35

Parametric International Equity Fund

July 31, 2016

Officers and Trustees

Officers of Parametric International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric International Equity Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7771 7.31.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 19, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 19, 2016